As Filed with the
Commission on January 28, 1997

Registration No. 2-77986
SEC File No. 811-3486

                 Securities and Exchange Commission
                          Washington, D.C.

                             FORM N-1A

Registration Statement Under the Securities Act of 1933   X

     Pre-Effective Amendment No.

    Post-Effective Amendment No. 21                       X

Registration Statement Under the Investment Company Act
    of 1940                                               X

    Amendment No. 23

GIT Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

1655 Fort Myer Drive, Arlington, Virginia  22209

Registrant's Telephone Number:  (703) 528-3600

W. Richard Mason, Secretary
GIT Tax-Free Trust
1655 Fort Myer Drive
Arlington, Virginia  22209
(Name and Address of Agent for Service)

Copy to:
John A. Dudley, Esquire
Sullivan & Worcester LLP
1025 Connecticut Avenue, N.W.
Washington, D.C.  20036

Approximate Date of Proposed Public Offering
      It is proposed that this filing will become effective:
      _____ immediately upon filing pursuant to Rule 485(b)
      __X__ on February 1, 1997 pursuant to Rule 485(b)
      _____ 60 days after filing pursuant to Rule 485(a)(1)
      _____ on February 1, 1997 pursuant to Rule 485(a)(1)
      _____ 75 days after filing pursuant to Rule 485(a)(2)
      _____ on ________________ pursuant to Rule 485(a)(2)

The Registrant has registered an indefinite number of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Notice under Rule 24f-2 for the fiscal year ended September 30, 1996 was filed on November 22, 1996.

Cross-Reference Sheet

Form N1-A
Part A, Information Required in a Prospectus

Item 1       Inside cover Page
Item 2       Expense Summary
Item 3       Financial Highlights
Item 4       Inside cover, About Tax-Free Trust
             Investment Objective, Investment
             Policies (including Investment
             Considerations, Portfolio-Specific
             Considerations and Specialized
             Investment Techniques)
Item 5       Management of the Trust
Item 5A      Incorporated by reference in the
             Registrant's annual report
Item 6       The Trust and Its Shares, Dividends,
             Performance Information, Taxes
             (including Federal Tax Considerations
             and State Tax Considerations), Net
             Asset Value, How to Purchase and
             Redeem Shares (Telephone Transactions)
             and rear cover page
Item 7       How to Purchase and Redeem Shares
             (Purchasing Shares)
Item 8       How to Purchase and Redeem Shares
             (Redeeming Shares, Additional Charges
             and Closing An Account)
Item 9       Not applicable

Part B, Items Required in a Statement of
Additional Information

Item 10      Cover page
Item 11      Table of Contents (Cover page)
Item 12      Introductory Information
Item 13      Supplemental Investment Policies,
             Municipal Securities, Special
             Considerations Regarding State
             Portfolios, Investment Limitations
Item 14      The Investment Advisor, Trustees and
             Officers
Item 15      Organization of the Trust, Trustees and
             Officers
Item 16      The Investment Advisor, Administrative
             and Other Expenses, Custodians and
             Special Custodians,
Item 17      Portfolio Transactions
Item 18      Organization of the Trust
Item 19      Share Purchases, Share Redemptions,
             Declaration of Dividends, Determination
             of Net Asset Value
Item 20      Additional Tax Matters
Item 21      Not applicable
Item 22      Yield and Total Return Calculations
Item 23      Annual and Semi-Annual Reports are
             incorporated by reference and discussed
             in Financial Statements and Independent
             Auditors' Report, Legal Matters & Inde-
             pendent Auditors, Additional Information

Part C, Other Information

Items 24 through 32 follow Part B

Prospectus/February 1, 1997
1655 Fort Myer Drive, Arlington, Virginia 22209-3108

GIT Tax-Free Trust

Arizona Portfolio
Missouri Portfolio
National Portfolio
Maryland Portfolio
Virginia Portfolio
Money Market Portfolio

GIT Tax-Free Trust is a mutual fund whose goal is to provide its investors dividend income free of income tax. The Trust seeks to achieve its objectives through investment in tax-free municipal securities.

The Arizona, Maryland, Missouri and Virginia Portfolios.
For long-term investing to obtain dividend income free of both federal and state income tax for those who purchase shares in the portfolio of their home state. Value per share may increase or decrease due to fluctuations in the market value of portfolio securities.

The National Portfolio. For long-term investing to obtain higher yields free of federal income tax; the portfolio may include lower-rated securities. Value per share may increase or decrease due to fluctuations in the market value of portfolio securities.

The Money Market Portfolio. For short-term investing to obtain high income free of federal income tax with liquidity and relative safety of principal. Yield varies daily. The portfolio is managed for a stable $1.00 per share price, although there is no assurance that this price per share can be maintained on a continuous basis. Investments in the Trust are neither insured nor guaranteed by the United States government.

This Prospectus is intended to be a concise statement of information which investors should know before investing. After reading the Prospectus, it should be retained for future reference. A paper copy of the prospectus is available to investors who received an electronic prospectus without charge by calling or writing the Trust.

A Statement of Additional Information concerning the Trust bearing the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge by calling or writing the Trust.

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          Bankers Finance Advisors, LLC
                    Investment Advisor

Table of Contents

Features                            2
Expense Summary                     2
Financial Highlights                3
About Tax-Free Trust                5
Investment Objective                5
Investment Policies                 5
Mangement of the Trust              8
The Trust and Its Shares            9
Dividends                          10
Performance Information            10
Taxes                              10
Net Asset Value                    11
How to Purchase and Redeem Shares  11

Office
1655 Fort Myer Drive
Arlington, VA 22209-1903

Custodian
Star Bank, N.A.
Cincinnati, OH 45202

Independent Auditors
Ernst & Young LLP

Features

*No commissions or sales charges
*No "12b-1" fees
*Tax-free dividends from day of investment
  to day of withdrawal
*Invest or withdraw funds by mail,
  wire, transfer, or in person
*Check-writing privileges
*Telephone exchange and redemption
$2500 minimum investment

Expense Summary

The following table describes certain expenses attributable to the Trust and to a hypothetical investment in each portfolio.

                            Arizona    Maryland   Missouri
                            Portfolio  Portfolio  Portfolio

Shareholder Transaction Expenses
Maximum Sales Load Imposed
  on Purchases              None       None       None

Maximum Sales Load Imposed
  on Reinvested Dividends   None       None       None

Deferred Sales Load         None       None       None

Redemption Fees             None       None       None

Exchange Fee                None       None       None

Annual Fund Operating Expenses
  (as a percentage of net assets)

Management Fees             0.625%     0.045%**   0.625%

12b-1 Fees                  None       None       None

Other Expenses*             0.723%     1.234%     0.712%

Total Fund Operating
  Expenses*                 1.348%     1.279%     1.337%

Example:
You would pay the following
  expenses on a $1,000 investment,
  assuming (1) five percent annual
  return and (2) redemption at
  the end of each time period.

1 year                      $14         $13        $14
3 years                     $43         $41        $42
5 years                     $74         $70        $73
10 years                   $162        $154       $161


                                                  Money
                            Virgina    National   Market
                            Portfolio  Portfolio  Portfolio

Shareholder Transaction Expenses
Maximum Sales Load Imposed
  on Purchases              None       None       None

Maximum Sales Load Imposed
  on Reinvested Dividends   None       None       None

Deferred Sales Load         None       None       None

Redemption Fees             None       None       None

Exchange Fee                None       None       None

Annual Fund Operating Expenses
  (as a percentage of net assets)

Management Fees             0.625%     0.625%     0.500%

12b-1 Fees                  None       None       None

Other Expenses*             0.579%     0.576%     0.376%**

Total Fund Operating
  Expenses*                 1.204%     1.201%     0.876%

Example:
You would pay the following
  expenses on a $1,000 investment,
  assuming (1) five percent annual
  return and (2) redemption at the
  end of each time period.

1 year                       $12        $12          $9
3 years                      $38        $38         $28
5 years                      $66        $66         $49
10 years                    $146       $146        $108

*Reflects custodian fees paid indirectly.
**After fee reimbursements.

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor will bear directly or indirectly in connection with an investment in a Portfolio (see also "Management of the Trust").

The "Annual Fund Operating Expenses" shown for the Money
Market Portfolio was reduced because the Advisor currently waives the billing of certain reimbursable expenses. Had such costs been incurred by the Money Market Portfolio, its "Other Expenses" would have been 0.651%, which would have made its "Total Fund Operating Expenses" 1.151%.

The "Annual Fund Operating Expenses" shown for the
Maryland Portfolio was reduced because the Advisor previously waived its management fees with regard to this Portfolio. Had the Advisor not waived part of its management fee of 0.625%, the total fund operating expenses would have been 1.859%.
The Advisor may end this waiver in whole or in part in the future.

The hypothetical example shown above is based on the restated expense levels for the year ended September 30,
 1996, listed under the caption "Annual Fund Operating Expenses" and is intended to provide the investor with an understanding of the level of expenses that might be incurred in the future. The five percent return used in the example is arbitrary and is for illustrative purposes only; it should not be considered representative of the Trust's past or future performance, nor should the expenses in the example be considered representative of future expenses, which may actually be greater or less than those shown. Additional fees and transaction charges described elsewhere in this prospectus, if applicable, will increase the level of expenses that can be incurred.


Financial Highlights

The financial highlights data for a share outstanding and other performance information for the fiscal year ended
September 30, 1996 appearing below is derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report appears in the Annual
Report to Shareholders incorporated by reference in the Statement of Additional Information and available by calling or writing the Trust. The per share information for the fiscal years ended September 30, 1987, 1988, 1989, 1990, 1991, 1992, 1993, 1994 and 1995 has
been derived from the financial statements audited by Ernst
& Young LLP.

Arizona Portfolio

              Years ended September 30,
              1996#  1995   1994   1993   1992   1991   1990*
Net asset
value
beginning
of period    $10.113  9.706 11.208 10.568 10.187  9.703 10.000

Net
investment
income        $0.444  0.440  0.436  0.490  0.528  0.569  0.590

Net
realized &
unrealized
gains
(losses) on
securities    $0.040  0.407 (1.102) 0.786  0.434  0.484 (0.297)

Total from
investment
operations    $0.484  0.847 (0.666) 1.276  0.962  1.053  0.293

Distributions
from net
investment
income       $(0.444)(0.440)(0.436)(0.490)(0.528)(0.569)(0.590)

Distributions
from capital
gains        $  --     --   (0.400)(0.146)(0.053)  --     --

Total
Distributions$(0.444)(0.440)(0.836)(0.636)(0.581)(0.569)(0.590)

Net asset
value end
of period    $10.153 10.113  9.706 11.208 10.568 10.187  9.703

Total
Return        4.85%   8.95% (6.20)%12.57%  9.74% 11.11%  3.25%**

Net assets
at end of
period
(thousands)  $ 9,066 10,009 11,815 15,471 11,911  8,061  3,831

Ratio of
expenses to
average net
assets***      1.35%  1.31%  1.29%  1.23%  1.15%  0.47%   --

Net
investment
income to
average
net assets     4.35%  4.48%  4.23%  4.54%  5.14%  5.61%  6.59%**

Portfolio
turnover        9%     24%    67%    63%    23%    57%    14%

* For the period from October 13, 1989
(inception) to September 30, 1990.

Maryland Portfolio

              Years ended September 30,
              1996#  1995   1994   1993*

Net asset
value
beginning
of period    $ 9.738  9.323 10.441 10.000

Net
investment
income       $ 0.405  0.418  0.455  0.274

Net
realized &
unrealized
gains
(losses) on
securities   $(0.024) 0.415 (1.102) 0.441

Total from
investment
operations    $0.381  0.833 (0.647) 0.715

Distributions
from net
investment
income       $(0.405)(0.418)(0.455)(0.274)

Distributions
from capital
gains        $  --     --   (0.016)  --

Total
Distributions$(0.405)(0.418)(0.471)(0.274)

Net asset
value end
of period    $ 9.714  9.738  9.323 10.441

Total
Return        3.96%   9.17% (6.33)%11.91%**

Net assets
at end of
period
(thousands)   $2,042  2,880  3,083  3,377

Ratio of
expenses to
average net
assets***      1.28%  0.87%  0.64%  0.20%**

Net
investment
income to
average
net assets    4.12%   4.42%  4.60%  4.72%**

Portfolio
turnover        21%     9%    78%    35%

* For the period from February 10, 1993 (inception) to September 30, 1993.

Missouri Portfolio

              Years ended September 30,
              1996#  1995   1994   1993   1992   1991   1990*
Net asset
value
beginning
of period    $10.133  9.728 11.173 10.468 10.117  9.684 10.000

Net
investment
income        $0.438  0.436  0.437  0.494  0.514  0.585  0.580

Net
realized &
unrealized
gains
(losses) on
securities    $0.087  0.405 (1.058) 0.726  0.377  0.433 (0.316)

Total from
investment
operations    $0.525  0.841 (0.621) 1.220  0.891  1.018  0.264

Distributions
from net
investment
income       $(0.438)(0.436)(0.437)(0.494)(0.514)(0.585)(0.580)

Distributions
from capital
gains        $  --     --   (0.387)(0.021)(0.026)  --     --

Total
Distributions$(0.438)(0.436)(0.824)(0.515)(0.540)(0.585)(0.580)

Net asset
value end
of period    $10.220 10.133  9.728 11.173 10.468 10.117  9.684

Total
Return        5.24%   8.87% (5.80)%11.98%  9.06% 10.80%  2.94%**

Net assets
at end of
period
(thousands)  $11,381 11,394 11,490 14,001 11,023  7,227  4,079

Ratio of
expenses to
average net
assets***      1.34%  1.31%  1.29%  1.23%  1.18%  0.45%   --

Net
investment
income to
average
net assets     4.27%  4.43%  4.23%  4.59%  5.05%  5.85%  6.56%**

Portfolio
turnover        21%    16%    52%    65%     8%    33%     3%

* For the period from October 12, 1989 (inception) to September 30, 1990.

Virginia  Portfolio

              Years ended September 30,
              1996#  1995   1994   1993   1992   1991   1990   1989   1988*
Net asset
value
beginning
of period    $11.115 10.631 12.372 11.621 11.351 10.832 10.891 11.051 10.000

Net
investment
income       $ 0.508  0.503  0.479  0.569  0.592  0.609  0.624  0.625  0.714

Net
realized &
unrealized
gains
(losses) on
securities    $0.094  0.484 (1.146) 0.871  0.387  0.519 (0.059)(0.023) 1.051

Total from
investment
operations    $0.602  0.987 (0.667) 1.440  0.979  1.128  0.565  0.602  1.765

Distributions
from net
investment
income       $(0.508)(0.503)(0.479)(0.569)(0.592)(0.609)(0.624)(0.625)(0.714)

Distributions
from capital
gains        $  --     --   (0.595)(0.120)(0.117)  --     --   (0.137)  --

Total
Distributions$(0.508)(0.503)(1.074)(0.689)(0.709)(0.609)(0.624)(0.762)(0.714)

Net asset
value end
of period    $11.209 11.115 10.631 12.372 11.621 11.351 10.832 10.891 11.051

Total
Return        5.50%   9.54% (5.67)%12.85%  8.92% 10.66%  5.28%  5.61% 19.23%**

Net assets
at end of
period
(thousands)  $33,340 33,822 35,550 44,092 37,421 30,696 24,607 20,471 18,622

Ratio of
expenses to
average net
assets***      1.20%  1.14%  1.18%  1.10%  1.13%  1.18%  1.25%  1.22%  0.72%**

Net
investment
income to
average
net assets    4.53%   4.68%  4.23%  4.80%  5.20%  5.47%  5.69%  5.71%  6.41%**

Portfolio
turnover        28%    55%   104%    80%    74%    73%    11%    34%    58%

* For the period from October 13, 1987 (inception to September 30, 1988.

National Portfolio*

              Years ended September 30,
              1996   1995   1994   1993   1992   1991   1990   1989   1988   1987

Net asset
value
beginning
of period    $10.211  9.851 11.910 11.329 10.794 10.364 10.597 10.757 10.376 11.204

Net
investment
income       $ 0.446  0.446  0.420  0.550  0.605  0.632  0.693  0.728  0.758  0.743

Net
realized &
unrealized
gains
(losses) on
securities    $0.075  0.360 (1.122) 0.793  0.535  0.430 (0.233)(0.160) 0.381 (0.748)

Total from
investment
operations    $0.521  0.806 (0.702) 1.343  1.140  1.062  0.460  0.568  1.139 (0.005)

Distributions
from net
investment
income       $(0.446)(0.446)(0.420)(0.550)(0.605)(0.632)(0.693)(0.728)(0.758)(0.743)

Distributions
from capital
gains        $  --     --   (0.937)(0.212)  --     --     --     --     --   (0.080)

Total
Distributions$(0.446)(0.446)(1.357)(0.762)(0.605)(0.632)(0.693)(0.728)(0.758)(0.823)

Net asset
value end
of period    $10.286 10.211  9.851 11.910 11.329 10.794 10.364 10.597 10.757 10.376

Total
Return        5.17%   8.40% (6.25)%12.44% 10.83% 10.50%  4.38%  5.44% 11.31% 0.25%

Net assets
at end of
period
(thousands)  $29,286 32,734 34,072 42,483 41,273 40,352 40,360 41,051 39,833 44,704

Ratio of
expenses to
average net
assets***      1.20%  1.18%  1.23%  1.10%  1.17%  1.24%  1.24%  1.19%  1.16%  0.99%

Net
investment
income to
average
net assets    4.32%   4.49%  3.98%  4.83%  5.47%  5.95%  6.54%  6.78%  7.15%  7.18%

Portfolio
turnover        39%    56%   175%   212%   114%    91%    41%    58%    77%    66%

* Known as the High Yield Portfolio prior to February 1, 1994.

Money Market Portfolio

              Years ended September 30,
              1996   1995   1994   1993   1992   1991   1990   1989   1988   1987

Net asset
value
beginning
of period    $ 1.000  1.000  1.000  1.000  1.000  1.000  1.000  1.000  1.000  1.000

Net
investment
income       $ 0.026  0.028  0.015  0.020  0.030  0.040  0.050  0.050  0.040  0.040

Net
realized &
unrealized
gains
(losses) on
securities    $ --     --     --     --     --     --     --     --     --     --

Total from
investment
operations    $ 0.026  0.028  0.015  0.020  0.030  0.040  0.050  0.050  0.040  0.040


Distributions
from net
investment
income       $(0.026)(0.028)(0.015)(0.020)(0.030)(0.040)(0.050)(0.050)(0.040)(0.040)

Distributions
from capital
gains        $ --     --     --     --     --     --     --     --     --     --


Total
distributions$(0.026)(0.028)(0.015)(0.020)(0.030)(0.040)(0.050)(0.050)(0.040)(0.040)

Net asset
value end
of period    $ 1.000  1.000  1.000  1.000  1.000  1.000  1.000  1.000  1.000  1.000

Total
Return         2.63%  2.87%  1.56%  1.53%  2.57%  4.13%  5.36%  4.26%  4.26%  3.83%

Net assets
at end of
period
(thousands)   $7,499  8,454  8,916 13,391 14,861 17,844 23,463 24,965 22,256 28,636

Ratio of
expenses to
average net
assets***      0.88%  0.81%  0.81%  0.81%  0.83%  0.81%  0.81%  0.82%  0.84%  0.83%

Net
investment
income to
average
net assets    2.59%   2.83%  1.52%  1.52%  2.55%  4.12%  5.22%  5.51%  4.35%  3.79%

Portfolio
turnover       --     --     --     --     --     --     --     --     --     --

**Annualized
***For the year ended September 30, 1996, ratio reflects
   custodian fees paid indirectly.
# Effective July 31, 1996, pursuant to shareholder approval, the investment advisory function was transferred to Bankers
Finance Advisors, LLC from Bankers Finance Investment
Management Corp.

For the years ended September 30, 1996, 1995, 1994, 1993,
1992 and 1991, the Advisor waived the billing of certain reimbursable expenses with respect to the Money Market
Portfolio. Had the Advisor not waived such expenses during these periods for the Money Market Portfolio, the ratio of expenses to average net assets would have been 1.15%,* 1.07%, 1.02%, 1.03%, 1.02% and 1.01%, respectively, and the ratio of net investment income to average net assets would have been 2.32% 2.56%, 1.31%, 1.30%, 2.36% and 3.91%, respectively. For the years ended September 30, 1996, 1995 and 1994 and for the period from February 10, 1993 to September 30, 1993, the Advisor deferred the billing of certain reimbursable expenses and waived the advisory fee with respect to the Maryland
Portfolio. Had the Advisor not waived or deferred such expenses, the Maryland Portfolio's annualized ratio of expenses to average net assets, for the years ended
September 30, 1996, 1995 and 1994 and for the period from February 10, 1993 to September 30, 1993, would have been 1.86%,* 1.50%, 1.34% and 1.74%, respectively, and the annualized ratio of net investment income to average net assets would have been 3.54%, 3.80%, 3.90% and 3.18%, respectively.
*Reflects custodian fees paid indirectly.

About Tax-Free Trust

GIT Tax-Free Trust ("the Trust") is a diversified open-end management investment company, commonly known as a "mutual fund." GIT Tax-Free Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 8, 1982. The Trust is managed by Bankers Finance Advisors,
LLC. (the "Advisor") of the same address as the Trust.

Only shares in the Trust's Arizona Portfolio, Maryland
Portfolio, Missouri Portfolio, Virginia Portfolio, National
Portfolio and Money Market Portfolio are offered by this prospectus. (References hereinafter to the "portfolios" or each "portfolio" pertain only to these six portfolios, unless specifically stated otherwise.) The Trust may offer additional portfolios which are managed independently.
Currently, there are no such additional portfolios.


Investment Objective

The objective of each portfolio is to receive income from municipal securities and to distribute that income to its investors as tax-free dividends. Dividends from the Arizona, Maryland, Missouri and Virginia Portfolios are intended to be exempt from state as well as federal income taxes for those who invest in the portfolio of their home state. There can be no assurance that the objective of any portfolio will be achieved.

Each portfolio seeks to achieve its objective consistent with the quality rating guidelines described in this prospectus and with the intention to maintain shareholder liquidity. Although the investment objective of any portfolio may be changed without shareholder approval, shareholders will be notified in writing prior to any material change.


Investment Policies

Each portfolio seeks to achieve its objective through diversified investment in municipal securities. For the Arizona, Maryland, Missouri and Virginia Portfolios, such securities, in the opinion of counsel to the issuer, are exempt from federal and state income tax for residents of the state of issue. For the National and Money Market Portfolios, such securities, in the opinion of counsel to the issuer, are exempt from federal income tax. These securities may be issued by state governments, their political subdivisions, municipalities and public authorities. Investment may also be made in securities that pay interest which, under Federal law, is exempt from federal and state income taxation, such as securities issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam.

As a fundamental policy that cannot be changed without shareholder approval, the Arizona, Maryland, Missouri and Virginia Portfolios each will seek to maintain its tax exempt status by meeting the requirement that 80% of the portfolio's assets be invested in securities whose income is exempt from both federal and its respective state income tax, while the National and Money Market Portfolios each will seek to maintain its tax exempt status by meeting the requirement that 80% of assets be invested in securities whose income is exempt from federal tax. Under normal circumstances, it is expected that 100% of each portfolio will be invested in such tax-exempt securities.

In order to ensure diversification, the Trust's fundamental policies stipulate certain restrictions. No more than 5% of each portfolio's assets may be invested in the securities of one issuer (excluding U.S. Government securities and certain instruments issued by domestic banks). No more than 25% of each portfolio's assets may be invested in issuers in a single industry. No more than 10% of any portfolio's assets may be invested in illiquid securities, including restricted securities, repurchase agreements that cannot be terminated within seven days, privately arranged loans (to the extent these are considered illiquid) and securities for which market quotations are not readily available. No portfolio may borrow, except as a temporary measure for extraordinary purposes, and then only in amounts not exceeding 5% of its net assets. These fundamental policies cannot be changed without a shareholder vote.

The Trust may invest more than 5% of the net assets of any portfolio in municipal lease obligations which are determined, based on guidelines adopted by the Trustees for making such determinations, to be liquid for purposes of the Trust's 10% limitation on investments in illiquid securities. These guidelines require consideration of the frequency of trades, nature of and number of dealers in the market for such obligations and assurance that their marketability will be maintained throughout the time the instrument is held.

Although the portfolios do not intend to engage in short-term trading, the Advisor is free to alter the composition of any portfolio with regard to quality and maturity, and it may sell securities prior to maturity. Turnover for each portfolio is generally not expected to exceed 100% (except for the Money Market Portfolio for which turnover statistics are irrelevant). Sales of portfolio securities may result in realized gains and losses which are not exempt from taxation.

Each portfolio other than the Money Market Portfolio invests in long-term securities, which normally provide a higher return than comparably rated shorter-term securities, but have a greater tendency to fluctuate in value as interest rates change. Any of these portfolios may have an average maturity of 20 years or more. Average maturities of 15 to 20 years may be more typical, and an average maturity of 10 years or less may be appropriate in some market conditions.

Arizona, Maryland, Missouri and Virginia Portfolios. The lowest grade securities in which any portfolio will make an investment are Medium Grade securities. (BBB or greater, as such quality rating term is defined in the Statement of Additional Information.)

National Portfolio. The Advisor intends to invest the majority of the National Portfolio in Medium Grade securities, with the remainder of the portfolio in High and Low Grade securities.

Money Market Portfolio. The Money Market Portfolio invests in High Grade municipal securities having a maximum effective maturity of 13 months. It will not purchase any investment which at the time of purchase would cause the average effective maturity of the portfolio to exceed 90 days. The Advisor intends to manage the portfolio in accordance with current regulations of the Securities and Exchange Commission applicable to funds seeking to maintain a constant price per share of $1.00. There is no assurance that the portfolio will be able to maintain a constant share price of $1.00.


Investment Considerations

The value of shares purchased in each portfolio other than the Money Market Portfolio will fluctuate due to changes in the value of securities held by such portfolio. At the time an investor redeems shares, they may be worth more or less than their original cost. While dividend income is expected to be tax-free, gains and losses incurred when shares are sold will have tax consequences for the investor.

The Money Market Portfolio is intended to maintain a constant share price of $1.00. This $1.00 share price has been maintained since inception, but there can be no assurance that this price will be maintained in the future.

Municipal securities tend to increase in value when prevailing interest rates fall, and to decrease in value when prevailing interest rates rise. Longer maturities increase the magnitude of these changes. Investments with the highest yields may have longer maturities or lower quality ratings than other investments, increasing the possibility of fluctuations in value per share. Municipal securities may be subject to call features which could affect yield.

Each portfolio other than the Money Market Portfolio may invest in Medium Grade securities. For these securities, factors giving security to principal and interest are considered adequate for the present, but certain protective elements may be lacking or may be unreliable over the long run. These securities may have speculative characteristics. If any issuer of securities held by a portfolio is unable to meet its financial obligations, that portfolio's income, ability to preserve capital and liquidity may be adversely affected.

Tax-exempt securities generally are subject to credit risks, such as possible default, and the marketability of such securities may be generally limited, making it difficult to dispose of large investments advantageously.

The tax-exempt status of municipal securities could be affected by future changes in the tax laws or by the errors and omissions of issuers or their counsel. Under certain extraordinary conditions, the Advisor may find it advisable to make investments that result in income subject to federal or state taxation.


Portfolio-Specific Considerations

Arizona, Maryland, Missouri and Virginia Portfolios. Since each portfolio will invest primarily in securities issued by one state, each portfolio is susceptible to changes in value due to political and economic factors affecting its state. A municipal bond fund which is not concentrated in one state would be less susceptible to such risks.

Arizona Portfolio. Arizona's economy is based primarily on tourism, government, retail trade, construction and manufacturing. The state has experienced a significant reduction in defense contractor employment in recent years while the retail and construction sectors have begun to experience labor shortages. It is not possible to predict whether these difficulties might affect the state's finances in the future. The State of Arizona does not issue general obligation bonds.

Maryland Portfolio. In recent years, the federal and local government and the information technology and life sciences industries (including health services) have become increasingly important to maintaining the employment base in Maryland.

Government spending reductions, including defense-related spending cuts, increasing competition concomitant with the maturation of the information technologies industry and pressures on health services providers to reduce costs could adversely affect the Maryland economy to a greater degree than that of other areas. Maryland's general obligation bonds are characterized by AAA and Aaa ratings by Standard & Poor's and Moody's, respectively.

Missouri Portfolio. Missouri has a well-diversified economy based on manufacturing, commerce, trade, agriculture and mining. Its general obligation bonds are rated AAA by Standard & Poor's, and Aaa by Moody's. While service and trade gains have offset recent losses in manufacturing sector employment, the state's somewhat larger than average dependence on manufacturing leaves its industry vulnerable to possible cutbacks in defense spending.

Virginia Portfolio. The Virginia economy is based primarily on manufacturing, government, agriculture, transportation, mining and tourism. Because of its proximity to Washington, DC, Virginia's economy may be more sensitive than other states to Federal spending reductions. The Virginia state Constitution mandates a balanced budget and contains certain restrictions on the creation of debt. As of the date of this prospectus, bonds representing general obligations of the Commonwealth of Virginia carry ratings of AAA by Standard & Poor's and Aaa by Moody's, which are the highest ratings assigned by these agencies.

National Portfolio. The portfolio may invest in securities with lower quality ratings to increase yields. The lowest-rated securities in which the portfolio may invest are those rated "B," however, the portfolio held no securities rated lower than BBB as of December 31, 1996, and the Advisor does not anticipate investing in securities rated lower than BBB. In general, securities rated BB or lower are high risk and are commonly referred to as "junk" bonds.

If any issuer of securities held by any portfolio is unable to meet its financial obligations, that portfolio's income and ability to preserve capital and liquidity may be adversely affected.


Specialized Investment Techniques

To achieve its objectives, each portfolio may use certain specialized investment techniques, including investment in securities with variable interest rates, "when-issued" securities and securities with "put" rights. The Trust may also invest in privately arranged loans and participations, loans of portfolio securities, financial futures contracts and repurchase agreements. These techniques may involve certain risks, which are summarized below and are discussed further in the Statement of Additional Information.

Variable rate securities periodically adjust their rates in a fixed relationship to a recognized base rate. These securities may offer higher yields than shorter-term securities and less risk of market fluctuations than longer-term securities with fixed interest rates. Variable rate securities may not be rated as to investment quality and may not have a readily available secondary market, and therefore it could be difficult to sell them advantageously.

"When-issued" securities are purchased with payment and delivery scheduled to take place at a future time. Securities purchased for future delivery may cause changes in the value of a portfolio, and they do not accrue interest prior to the settlement date. The yield on such securities may be less than that available from other securities at the time of settlement. When engaging in a "when-issued" transaction, the Trust relies on the other party to complete the transaction and if the other party fails to do so, the Trust might lose a more advantageous investment opportunity.

Securities with "put" rights give the Trust the right to resell securities at a given price within a given time period. If the party issuing the "put" or a third party acting as guarantor were to fail in its obligation, the Trust would own securities which would be worth less than the price at which they were to have been sold with the "put." Because the cost of a security with "put" rights is higher than a comparable security without such rights, a portfolio's investment in securities with "put" rights decreases a portfolio's yield.


Management of the Trust

The Trustees. Under the terms of the Declaration of Trust, which is governed by the laws of the Commonwealth of Massachusetts, the Trustees are ultimately responsible for the conduct of the Trust's affairs. They serve indefinite terms of unlimited duration and they appoint their own successors, provided that always at least two-thirds of the Trustees have been elected by shareholders. The Declaration of Trust provides that a Trustee may be removed at any special meeting of shareholders by a vote of two-thirds of the Trust's outstanding shares.

The Advisor. Bankers Finance Advisors, LLC is a division of Madison Investment Advisors, Inc., 6411 Mineral Point Road, Madison,
Wisconsin ("Madison").  Bankers Finance Advisors, LLC
administers approximately $200 million in assets and manages the
GIT family of mutual funds, which includes stock, bond and money market portfolios. Madison, a registered investment advisory firm for over 22 years, provides professional portfolio management services
to a number of clients,         and has approximately $3 billion
under management.

The Advisor is responsible for the day-
to-day administration of the Trust's activities. Investment decisions regarding each of the Trust's portfolios can be influenced in various manners by a number of individuals. The individual primarily responsible for the management of the Trust's Portfolios is Chris Berberet.

        Mr. Berberet, vice president, has served as vice president of Madison since 1992. Prior to joining Madison, he was the Director of Fixed Income Management for the ELCA Board of
Pensions in Minneapolis, Minnesota. Mr. Berberet began managing the Trust's portfolios after July 31, 1996.

The Advisor is controlled by Madison. The Advisor purchased the investment management assets of Bankers Finance Investment
Management Corp., the Trust's previous investment Advisor, effective July 31, 1996. The Advisor has the same address as the Trust.

Compensation. For its services under its Investment Advisory Agreement with the Trust, the Advisor receives a fee, payable monthly, calculated as 5/8 percent per annum of the average daily net assets of each portfolio other than the Money Market Portfolio and 1/2 percent per annum of the average daily net assets of the Money Market Portfolio.

Distributor. GIT Investment Services, Inc. of the same address as the Trust acts as the Trust's Distributor. The
Distributor is wholly owned by A. Bruce Cleveland, the controlling owner of the Trust's previous investment advisor.

Services Agreement. Under a separate Services Agreement with the Trust, the Advisor provides operational and other support services for which it is reimbursed at cost.

Transfer Agent and Dividend Paying Agent. The Trust acts as its own transfer agent and dividend paying agent.

Expenses. The Trust is responsible for all of its expenses not assumed by the Advisor, including the costs of the following: shareholder services; legal, custodian and audit fees; trade association memberships; accounting; certain Trustees' fees and expenses; fees for registering the Trust's shares; the preparation of prospectuses, proxy materials and reports to shareholders; and the expense of holding shareholder meetings. For the fiscal year ending September 30, 1996 the expenses paid by each portfolio, including advisory fees and reimbursable expenses paid to the Advisor, were as follows: for the Arizona Portfolio, $124,335; for the Maryland Portfolio, $31,408;
for the Missouri Portfolio, $146,517; for the Virginia Portfolio, $402,579; for the National Portfolio, $362,540; and for the Money Market Portfolio, $67,211.

The Trust and Its Shares

Under the terms of the Declaration of Trust, the Trustees may issue an unlimited number of whole and fractional shares of beneficial interest without par value for each series of shares authorized by the Trustees. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Under Massachusetts law, shareholders may, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, provides indemnification out of Trust property for any shareholder held personally liable for obligations of the Trust.

Shares in six portfolios are currently authorized by the
Trustees: Arizona Tax-Free Portfolio, Maryland Tax-Free Portfolio, Missouri Tax-Free Portfolio, Virginia Tax-Free Portfolio, Tax-Free National Portfolio and Tax-Free Money Market Portfolio. Shares of each portfolio are of a single class, each representing an equal proportionate share in the assets, liabilities, income and expense of its portfolio and each having the same rights as any other share within the series.

Each share has one vote, and fractional shares have fractional votes. Except as otherwise required by applicable regulations, any matter submitted to a vote will be voted on by all shareholders without regard to series or class. For matters where the interests of separate series or classes are not identical, the question will be voted on separately by each affected series or class. Voting is not cumulative. Blueridge & Co. controls the Missouri Portfolio as discussed in the Statement of Additional Information.

The Trust does not intend to hold regular shareholder meetings. Shareholder inquiries can be made to the offices of the Trust at the address on the cover of this prospectus.

Dividends

Each portfolio's net income is declared as dividends each business day. Dividends are paid in the form of additional shares credited to investor accounts at the end of each calendar month, unless a shareholder elects in writing to receive a monthly dividend check. Any net realized capital gains will be distributed at least annually.


Performance Information

From time to time the Trust advertises its yield, tax equivalent yield and total return. Such figures are based on historical data and are not intended to indicate future performance.

For advertising purposes the yield is calculated according to a standard formula prescribed by the Securities and Exchange Commission. For each portfolio other than the Money Market portfolio, the formula divides the theoretical net income per share during a 30-day period by the share price on the last day of the period.

For the Money Market Portfolio, the prescribed formula divides the net income earned on one share during a given seven-day period by the initial value of that share
(normally $1.00), and expresses the result as an annualized percentage. The Money Market Portfolio's "effective yield" is calculated in a similar manner, except that the net income earned during a seven-day period is assumed to be reinvested at the same rate over a full year. This calculation results in a slightly higher yield figure which shows the effect of compounding.

While yield calculations ignore changes in share price, total return calculations take such changes into account, assuming that dividends and other distributions are reinvested when paid.

In addition to average annual total returns, the Trust may quote total returns over various periods and may quote the aggregate total return for a period. The Trust may also cite the ranking or performance of a portfolio as reported in the public media or by independent performance measurement firms.

Further information on the methods used to calculate each portfolio's yield and total return may be found in the Trust's Statement of Additional Information. The Trust's Annual Report contains additional performance information. A copy of the Annual Report may be obtained without charge by calling or writing the Trust at the telephone number and address on the cover of this prospectus.


Taxes

Federal Tax Considerations

For federal income tax purposes, the Trust intends to maintain its status under Subchapter M of the Internal
Revenue Code as a regulated investment company by distributing to shareholders 100% of its net income and net capital gains for each portfolio. The Internal Revenue Code also requires each portfolio to distribute at least 98% of net income and capital gains realized from the sale of investments by calendar year end in order to avoid a four percent excise tax. The capital gain distribution is determined as of October 31 each year. Capital gain distributions, if any, are taxable to the shareholder. The
Trust will send shareholders an annual notice of dividends and other distributions paid during the prior year. While dividends will normally be exempt from income tax, capital gain distributions are subject to taxation.

Because the share price fluctuates for each portfolio except the Money Market Portfolio, redemption of shares by the investor in such portfolios creates a capital gain or loss which has tax consequences. It is the shareholder's responsibility to calculate the cost basis of shares purchased. Investors are advised to retain all statements received from the Trust and to maintain accurate records of their investments.

Investors who fail to provide a valid social security or tax identification number may be subject to federal withholding at a rate of 31% of dividends and any capital gain distributions. Any fine assessed against the Trust which results from the investor's failure to provide a valid social security or tax identification number will be charged against the investor's account.

The Trust may purchase certain "private activity" bonds the interest on which could become subject to alternative minimum tax ("AMT"). Shareholders should add any income attributable to these bonds (as reported by the Trust annually) to other tax preference items and applicable income adjustments to determine possible liability for AMT.


State Tax Considerations

Under existing laws of Arizona, Maryland, Missouri and Virginia, dividends derived from their own obligations or from the obligations of their political subdivisions are exempt from state income tax for their own residents. Should any portfolio fail to qualify as a separate "regulated investment company," this exemption could be unavailable or substantially limited.

While dividends from these four portfolios will normally be exempt from income tax in their respective states, capital gain distributions are subject to applicable state taxation in Arizona, Missouri and Virginia. In Maryland, capital gain derived from Maryland obligations is exempt from Maryland state tax.

Normally, the percentage of the National or Money Market
Portfolio invested in the shareholder's home state becomes the percentage of total dividend income exempt from state taxes. Because tax laws vary from state to state, shareholders should consult their tax Advisors concerning the impact of mutual fund ownership in their own jurisdictions.


Net Asset Value

The net asset value per share of each portfolio is calculated each day the New York Stock Exchange is open. Net asset value calculations are made as of 4 p.m., Washington, DC time, for each portfolio other than the Money Market Portfolio, which is 1 p.m. The net asset value of the Trust will not be determined on those days the New York Stock Exchange is closed for trading. The net asset value per share of each portfolio is determined by adding the value of all its securities and other assets, subtracting liabilities and dividing the result by the total number of outstanding shares for the portfolio.

For purposes of calculating net asset value, securities for which current market quotations are readily available are valued at the mean between their bid and asked prices. Securities having a remaining effective maturity of 60 days or less are valued at amortized cost, subject to the Trustees' determination that this method reflects their fair value. The Trustees may use an independent pricing service for determination of security values. The Money Market Portfolio is priced according to the "penny rounding" method, whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00.


How to Purchase and Redeem Shares

Account Transactions

Transactions into or out of the Trust are entered in the investor's account and recorded in shares. The number of shares in the account is maintained to an accuracy of 1/1000th of a share. Unless an investor specifically requests in writing, certificates will not be issued to represent shares in the Trust.

The Trust will provide a sub-accounting report for institutions needing to maintain separate information on accounts under their supervision.


Telephone Transactions

The option to initiate inter-fund exchanges and redemptions and to obtain account balance information by telephone is available automatically to all shareholders. The Trust will employ reasonable security procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. These security procedures may include, among others, requiring one or more forms of personal identification prior to acting upon telephone instructions, providing written confirmations and recording all telephone transactions. Certain transactions, including account registration or address changes, must be authorized in writing.


Purchasing Shares

Shareholder purchases are priced at the net asset value per share next determined after the purchase order is received by the Trust in proper form and funds are received by the Trust's Custodian. This is normally one or two business days after an investment is received at the Trust.

New Accounts. A minimum of $2,500 is required to open an account. Each investor is given an account with a balance denominated in shares. When a new account is opened by telephone for funds wired to the Trust, the investor will be required to submit a signed application promptly thereafter. Payment of redemption proceeds is not permitted until a signed application is on file with the Trust.

New accounts may be opened by completing an application and forwarding it with a check for the initial investment to:

GIT Tax-Free Trust
1655 Fort Myer Drive, Suite 1000
Arlington, VA 22209-3108

Subsequent investments. Subsequent investments may be made in any amount, but the Trust reserves the right to return investments of less than $50.00. See "Redeeming Shares" for an explanation of the Trust's policies regarding the 10-day hold on invested checks.

Subsequent investments should be sent to:
GIT Tax-Free Trust
P.O. Box 640393
Cincinnati, OH  45264-0393

Please include an investment deposit slip or a clear indication of the account to be credited. Checks should be payable to GIT Tax-Free Trust.

In person. Accounts may be opened at the offices of the Trust.

By wire. Federal funds wires should be sent to Star Bank, N.A., Cinti/Trust, ABA No. 0420-0001-3, for credit as follows:

GIT Account No. 48038-8883
(Investor name and account number)

Please call before or shortly after funds are wired to ensure proper credit. The Trust must be notified by 1 p.m. Washington, DC time, to credit the shareholder's account the same day. There is a charge of $6.00 for processing incoming wires of less than $2,500.

When an account is opened with wired funds, the investor should call the Trust to ensure proper credit, and then promptly submit a signed application. Payment of redemption proceeds is not permitted until a signed application is on file.

By inter-fund exchange. Investors may redeem shares from one GIT account and concurrently invest the proceeds in another GIT account by telephone when the account registration remains the same. There is no charge for this service. When a new account is opened by exchange, a new account application is required if the account registration will differ from that on the application for the original account. Exchanges may only be made into funds that are available for investment in the investor's state of residence.

By automatic monthly investment. Regular monthly investments in any fixed amount of $100 or more can be made automatically by Electronic Funds Transfer from accounts at banks or savings and loan associations which have the required transfer capabilities or by automatic deposit from employer payroll. The investor can change the amount of this automatic investment or discontinue the service at any time by writing the Trust.

Redeeming Shares

Redemptions are processed on any day the New York Stock Exchange is open and are effected at the net asset value per share next determined after the redemption request is received in proper form. Redemptions may be made by wire transfer, by mail, in person or pursuant to standing instructions. The Trust does not distribute currency or coin.

By wire. Wire transfers permit funds to be credited to a shareholder's bank account, usually the same day. Wires may only be sent to the investor's bank account as designated on the account application. Wires to third parties are normally not permitted.

Redemptions of $10,000 or more will be paid by wire to U.S. domestic banks without charge; wires for lesser amounts will be paid after deducting a $10.00 service charge. Wires to foreign banks require a service charge of $30 or the cost of the wire, if greater.

Payment of proceeds of wire requests received after 12:30 p.m. and requests exceeding 80% of the value of the shareholder's account will normally be processed the next business day. Wires can be arranged by calling the telephone numbers on the cover of this prospectus.

By mail. Upon written or telephone request, redemptions may be sent to the shareholder of record by official check of the Trust. Redemption requests received by mail are normally processed within one business day.


By check. An investor who has requested check-writing privileges and submitted a signature card may write checks in any amount payable to any person. Checks of $500 or more are processed free of charge. There is a charge of $5.00 for checks written under $500 against a portfolio account other than the Money Market Portfolio and a charge of $0.15 for shareholder checks written for under $500 against a Money Market Portfolio account. An initial supply of preprinted checks will be sent free of charge. The cost of check reorders and of printing special checks will be charged to the investor's account.

A confirmation statement showing the amount and number of each check written is sent to the investor quarterly. The
Trust does not return canceled checks, but will provide copies of specifically requested checks. A fee of $1.00 per copy is charged for more than one check copy per year.

Uncollected funds. To protect shareholders against loss or dilution resulting from deposit items that are returned unpaid, the delivery of the proceeds of any redemption of shares may be delayed 10 days or more until it can be determined that the check used for purchase of the shares has cleared. In the case of Money Market Portfolio redemptions, shares will remain invested until that time.
Such deposit items are considered "uncollected," unless the Trust has determined that they have actually been paid by the bank on which they were drawn.

If a written request in proper form is submitted directly to the Trust to redeem shares that were purchased by check or by Automatic Monthly Investment within the past 10 days, the redemption will be processed at the next determined net asset value, and the proceeds will be forwarded promptly upon clearance of the deposit item, which may take 10 days or more.

Shares purchased by cash, federal funds wires or U.S.
Treasury checks are considered collected when received. All deposit items earn dividends from the day of credit to a shareholder's account, even while not collected.

Stop payments. The Trust will honor stop payment requests on unpaid checks written by shareholders for a fee of $5.00. Oral stop payment requests are effective for 14 calendar days, at which time they will be canceled unless confirmed in writing. Written stop payment orders are effective for six months and may be extended by written request for another six months.

There is a charge of $28.00, or the cost of the stop payment, if greater, for stop payment requests on "official checks" issued by the Trust on behalf of shareholders.
Certain documents may be needed before such a request can be processed.

Periodic withdrawals. Investors may request automatic monthly withdrawals of a fixed or readily determinable sum, or of the actual dividends earned during the past month.
Such payments will be sent to the investor or to any other single payee authorized in writing by the account holder including direct deposit to the investor's bank account.
There is no charge for this service, but the Trust reserves the right to impose such a charge or to impose a minimum amount for periodic withdrawal.


Additional Charges

In addition to charges described elsewhere in this prospectus, an account will be charged (by redemption of shares) $3.00 per month for any account whose month-end balance is below $1,000 for the Money Market Portfolio and below $700 for other portfolios. Investors who own shares in any portfolio with an account balance that falls below these amounts should carefully consider the impact of the $3.00 charge on their investment. The charge may be greater than the investment return and may deplete a shareholder's investment over time. The Trust will contact each investor prior to charging the account and inform the investor of the option to increase the account balance or close the account within 30 days to avoid such fee.

Accounts will be charged (by redemption of shares) $10.00 for invested items returned for any reason. The Trust charges $5.00 to process each bearer bond coupon deposited.

Investors who purchase or redeem shares through a securities broker may be charged a transaction fee by the broker for the handling of the transaction if the broker so elects. Such charges are retained by the broker and not transmitted to the Trust. However, investors may engage in any transaction directly with the Trust to avoid such charges.

The Trust reserves the right to impose additional charges, upon 30 days' written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include but are not limited to processing items sent for special collection, transfers to accounts at the Trust's custodial bank and issuance of multiple share certificates.


Closing an Account

An investor who wishes to close an account should request that the account be closed, rather than withdrawing the amount believed to be the account balance. When an account is closed, shares will be redeemed at the next determined net asset value.

The Trust reserves the right to involuntarily redeem accounts with balances of less than $700 as a result of prior investor redemptions in each portfolio other than the Money Market Portfolio and of less than $1,000 in the Money Market Portfolio. Prior to closing any such account, the investor will be given 30 days' written notice, during which time the investor may increase his or her balance to avoid having the account closed.

GIT Tax-Free Trust

Arizona Portfolio
Maryland Portfolio
Missouri Portfolio
Virginia Portfolio
National Portfolio
Money Market Portfolio

Prospectus
February 1, 1997

GIT
GIT Investment Funds

Telephone Numbers
Shareholder Service
Washington, DC area: 703/528-6500
Toll-free nationwide: 800/336-3063
24-Hour ACCESS
Toll-free nationwide: 800/448-4422

The GIT Family of Mutual Funds

GIT Equity Trust
  Special Growth Portfolio
  Select Growth Portfolio
  Equity Income Portfolio
  Worldwide Growth Portfolio

GIT Income Trust
  Maximum Income Portfolio
  Government Portfolio

GIT Tax-Free Trust
  Arizona Portfolio
  Maryland Portfolio
  Missouri Portfolio
  Virginia Portfolio
  National Portfolio
  Money Market Portfolio

Government Investors Trust

For more complete information on any GIT Investment Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money. This prospectus does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made.

GIT
GIT Investment Funds
1655 Fort Myer Drive
Arlington, Virginia 22209
http://www.gitfunds.com

Statement of Additional Information
Dated February 1, 1997

For use with the prospectus of the GIT Tax-Free Trust dated
February 1, 1997.

GIT Tax-Free Trust

1655 Fort Myer Drive
Arlington, VA 22209-3108
(800) 336-3063
(703) 528-6500

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of GIT Tax-Free Trust bearing the date indicated above (the "prospectus"). A copy of the prospectus may be obtained from the Trust at the address and telephone numbers shown.

Table of Contents

Introductory Information
  ("About GIT Tax-Free Trust")                         2

Supplemental Investment Policies
  ("Investment Objectives" and "Investment Policies")  2

Municipal Securities
  ("Investment Policies")                              6

Special Considerations Regarding State Portfolios
  ("Investment Policies")                              7

Investment Limitations
  ("Investment Policies")                              9

The Investment Advisor
  ("Management of the Trust")                         10

Organization of the Trust
  ("The Trust and Its Shares")                        11

Trustees and Officers
  ("Management of the Trust")                         12

Administrative and Other Expenses
  ("Management of the Trust")                         13

Portfolio Transactions
  ("Management of the Trust")                         14

Share Purchases
  ("How to Purchase and Redeem Shares")               14

Share Redemptions
  ("How to Purchase and Redeem Shares")               15

Declaration of Dividends
  ("Dividends")                                       16

Determination of Net Asset Value
  ("Net Asset Value")                                 17

Additional Tax Matters
  ("Taxes")                                           17

Yield and Total Return Calculations
  ("Performance Information")                         18

Custodians and Special Custodians                     20

Legal Matters & Independent Auditors
  ("Financial Highlights")                            21

Additional Information                                21

Financial Statements and Report of Independent Auditors 21

Appendix - Quality Ratings
  ("Investment Policies")                             21

Note: The items appearing in parentheses above are cross references to sections in the prospectus which correspond to the sections of this Statement of Additional Information.

Introductory Information

GIT Tax-Free Trust (the "Trust") issues six series of shares:
Arizona Tax-Free Portfolio shares, Maryland Tax-Free Portfolio shares, Missouri Tax-Free Portfolio shares, Virginia Tax-Free Portfolio shares, Tax-Free National Portfolio shares (known as Tax-Free High Yield Portfolio shares prior to February 1, 1994) and Tax-Free Money Market Portfolio shares. Shares in each of the four state tax-free portfolios represent interest in a portfolio principally composed of long-term tax-free bonds from issuers in the state named (the "Arizona Portfolio," the "Maryland Portfolio," the "Missouri Portfolio" and the "Virginia Portfolio," or collectively the "State Portfolios"). Tax-Free National Portfolio shares represent interests in a portfolio principally composed of long-term, tax-free bonds (the "National Portfolio"). Tax-Free Money Market Portfolio shares represent interests in a portfolio principally composed of short-term, tax-free "money market" securities (the "Money Market Portfolio").
These portfolios are described more fully below (see
"Supplemental Investment Policies").

Unless described herein or in the Prospectus, the Trust will not invest in "derivative" securities.


Supplemental Investment Policies

The investment objectives of each portfolio are described in the prospectus (see "Investment Objective"). Reference should also be made to the prospectus for general information concerning the Trust's investment policies (see "Investment Policies"). The Trust seeks to achieve its investment objectives through diversified investment in those tax-exempt securities commonly called "municipal" securities, issued by states and local governments, and by the separate agencies, authorities and instrumentalities of those jurisdictions (see "Municipal Securities").

Securities have been separated by the Trust into quality rating classifications of "High Grade," "Medium Grade" and "Low Grade." As used in this Statement of Additional Information (and in the prospectuses), "High Grade" securities include U.S. Government securities and those municipal securities which are rated AAA, AA, A-1; SP-1 by Standard & Poor's Corporation; Aaa, Aa, P-1, MIG-1, MIG-2, VMIG-1; or VMIG-2 by Moody's Investors Service, Inc. "Medium Grade" municipal securities are those rated A, BBB, A-2, A-3, SP-2 or SP-3 by Standard & Poor's; A, Baa, P-2, P-3, MIG-3; or VMIG-3 by Moody's. "Low Grade" securities are those rated BB or B by Standard & Poor's and Ba or B by Moody's.

For unrated municipal securities the Advisor may make its own determinations of those investments it classifies as "High Grade," "Medium Grade" and "Low Grade," as a part of the exercise of its investment discretion on behalf of the Trust. However, such determinations will be made by reference to the rating criteria followed by recognized rating agencies (see "Quality Ratings"), and the Advisor's quality classification procedures will be subject to review by the Trustees.

Each of the Trust's portfolios will be subject to the same investment policies, however, the maturities, quality ratings and issuing jurisdictions of the municipal securities purchased will normally differ among the six portfolios. The specific types of municipal securities that may be purchased for each portfolio are described in the prospectus (see "Investment Policies").

The lowest rated securities in which the State Portfolios may invest are those rated BBB or Baa. These are considered Medium Grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

The lowest rated securities in which the National Portfolio may invest are those rated B. B-rated and BB-rated ("Low Grade") securities may have speculative characteristics and may lack desirable investment characteristics and assurance of interest and principal payments or maintenance of other terms of the investment over extended periods of time may be small.

It is expected that the preponderance of the State Portfolios will be in High Grade securities with a portion of each portfolio in Medium Grade securities to improve yields. It is expected that the preponderance of the National Portfolio will be in Medium Grade securities and that the remainder of the portfolio will be in High Grade securities. Within the established quality parameters, however, the Advisor will be free to select investments for these portfolios in any quality rating mix it deems appropriate, based on the Advisor's evaluation of the desirability of each investment in light of its relative yield and credit characteristics.

To the extent the investments selected have higher yields than alternative investments, they may be less liquid, have lower quality ratings and entail more risk that their value could fall than comparable investments with lower yields. To the extent lower-rated investments are purchased, the average credit quality of the National Portfolio will be reduced. (See "Quality Ratings" for the investment characteristics of lower rated securities.)

Other Policies. The Trust reserves the right to maintain a portion of its assets in uninvested cash or in the short-term taxable investments described below. The Trust may invest up to 20% of its assets in taxable investments (as described below), including obligations that are subject to Alternative Minimum Tax ("AMT"). As a matter of policy, each of the Trust's portfolios will be at least 80% invested in securities whose income is exempt from Federal income tax, and the State Portfolios will be at least 80% invested in securities whose income is exempt from Federal and state income taxes for residents of their respective states; however, if the Advisor determines that extraordinary conditions exist (such as tax law changes or a need to adopt a defensive investment position) which make it advisable to invest a larger portion of assets in taxable investments, more than 20% and even as much as 100% of a portfolio's assets could be invested in securities whose income is taxable on the federal or state level.

The Trust has not adopted any restrictions limiting the extent to which the securities purchased may be concentrated in the same state or in similar types of issuers (for example, industrial development bond issuers). Accordingly, if a particular state or type of issuer generally declined in credit standing, then the Trust could be more adversely affected than if its investments were more diversified. This risk is greatest in the State Portfolios, which are each expected to be invested principally in the securities of one state.

Specialized Investment Techniques. In order to achieve each portfolio's investment objective, the Trust may use certain specialized investment techniques. Such specialized investment techniques principally include those identified in the prospectus (see "Investment Policies"), which are described more fully below:

1. Securities with Variable Interest Rates. Some securities purchased by the Trust may carry variable interest rates. Municipal securities with variable interest rates are adjusted periodically to pay a fixed percentage of some base rate, such as the current rate on Treasury bills or the "prime" rate of a specified bank. Rate adjustments may be specified to occur on fixed dates, such as the beginning of each calendar month, or to occur whenever the base rate changes. Certain of these variable rate municipal securities may be payable upon demand by the holder, generally within seven days; others may have a fixed stated maturity with no demand feature.

Variable rate securities may offer higher yields than are available from shorter term securities but less risk of market value fluctuations than longer term securities with fixed interest rates. When interest rates are generally falling, yields of variable rate securities will tend to fall. When rates are generally rising, variable rate yields will tend to rise.

Variable rate securities may not be rated and may not have a readily available secondary market. To the extent these securities are illiquid, they will be subject to the Trust's 10% limitation on investments in illiquid securities (see "Investment Limitations"). The Trust's ability to obtain payment after the exercise of demand rights could be adversely affected by subsequent events prior to repayment of the investment at par. On an ongoing basis, the Advisor will monitor the revenues and liquidity of issuers of variable rate securities and the ability of issuers to pay principal and interest pursuant to any demand feature.

2. When-Issued Securities. The Trust may purchase and sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are bought or sold with payment for and delivery of the securities scheduled to take place at a future time. When newly issued municipal securities are purchased, payment and delivery may not take place for 15 to 45 days after the Trust commits to the purchase. Fluctuations in the value of securities contracted for future settlement may increase changes in portfolio value, since they must be added to changes in the values of those securities actually held in the portfolio during the same period.

When engaging in when-issued or delayed delivery transactions, the Trust must rely on the buyer or seller to complete the transaction at the scheduled time; if the other party fails to do so, the Trust might lose an opportunity for a more advantageous purchase or sale. If the transaction is completed, intervening changes in market conditions or the issuer's financial condition could make it less advantageous than investment alternatives available at the time of settlement.

While the Trust will only commit to security purchases it intends to complete, it reserves the right to sell any securities purchase contracts before settlement of the transaction, in which case the Trust could realize a gain or loss despite the fact that the original transaction was never completed. When fixed yield contracts are made for the purchase of when-issued securities, the Trust will maintain in a separate account designated investments which are liquid or mature prior to the scheduled settlement and cash sufficient in aggregate value to provide adequate funds for completion of the scheduled purchase.

3. Privately Arranged Loans and Participations. The Trust may make or acquire participations in privately negotiated loans to municipal borrowers. Frequently such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. The Trust will rely on the opinion of tax or bond counsel to the borrower as to the tax status of these loans. Such transactions may provide an opportunity to achieve higher tax-free yields than would be available from municipal securities offered and sold to the general public.

Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by the Trust will normally have a demand provision permitting the Trust to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to the Trust's 10% limitation on investments in illiquid securities (see "Investment Limitations"). Recovery of an investment in any such loan that is illiquid and payable on demand may be dependent on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Trust determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Advisor will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to honor contractual payment obligations.

4. Securities with Put Rights. In certain cases the Trust may acquire securities and in the same or a related transaction acquire the right to resell the same securities at a fixed price during a specified period of time. Such puts may be considered standby commitments. The combined cost of the securities purchased and the related put rights may exceed the price at which the securities could be purchased alone, in which case the effective yield on the transaction would be lower than that available from the security itself. The advantage of such a combined transaction is that the put rights insulate the Trust from the risk that the price at which the securities can be resold may fall; thus, the combined transaction produces an investment that may be terminated prior to the maturity of the securities while providing a known minimum yield.

Generally, puts are expected to be non-assignable and to terminate if the related securities are sold by the Trust. Since the Trust may only acquire puts in connection with portfolio securities (see "Investment Limitations") and such puts may not be assignable, puts acquired by the Trust will normally be without value except in conjunction with specific portfolio investments. Accordingly, the Trust intends to value any such puts at zero as separate securities but to value any related investments at their fair value as determined in good faith by the Trustees, after consideration of the value of the investment unit represented by the specific securities and the related put together, or at the value of such related investments alone, if higher.

A put is subject to the ability of the issuer to actually make payment for the securities if the investor exercises his put rights. In the event the issuer of the put is unable to make such payment, the Trust will be left with securities which would probably be worth less than the price at which they were to have been resold by means of the put. The Trust may acquire puts issued by issuers of the related securities or by financial institutions, including securities dealers, but the Trust will only acquire puts issued by institutions it deems to be substantial.

5. Loans of Portfolio Securities. The Trust, in certain circumstances, may be able to earn additional income by loaning portfolio securities to a broker-dealer or financial institution. The Trust may make such loans only if cash or U.S. Government securities, equal in value to 100% of the market value of the securities loaned, are delivered to the Trust by the borrower and maintained in a segregated account at full market value each business day. During the term of any securities loan, the borrower will pay to the Trust all dividend and interest income earned on the loaned securities; at the same time the Trust will also be able to invest any cash portion of the collateral or otherwise will charge a fee for making the loan, thereby increasing its overall potential return. It is the Trust's policy that it shall have the option to terminate any loan of portfolio securities at any time upon seven days' notice to the borrower. In making a loan of securities, the Trust would be exposed to the possibility that the borrower of the securities might be unable to return them when required, which would leave the Trust with the collateral maintained against the loan; if the collateral were of insufficient value, the Trust could suffer a loss. The Trust may pay fees for the placement, administration and custody of securities loans, as it deems appropriate.

6. Financial Futures Contracts. The Trust may use financial futures contracts, including contracts traded on a regulated commodity market or exchange, to purchase or sell securities which the Trust would be permitted to purchase or sell by other means. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing a futures contract, the Trust will legally obligate itself to make delivery of the security against payment of the agreed price. The Trust will use financial futures contracts only where it intends to take or make the required delivery of securities; however, if it is economically more advantageous to do so, the Trust may acquire or sell the same securities in the open market prior to the time the purchase or sale would otherwise take place according to the contract and concurrently liquidate the corresponding futures position by entering into another futures transaction that precisely offsets the original futures position.

A financial futures contract for a purchase of securities is called a "long" position, while a financial futures contract for a sale of securities is called a "short" position. Short futures contracts may be used as a hedge against a decline in the value of an investment by locking in a future sale price for the securities specified for delivery against the contract. Long futures contracts may be used to protect against a possible decline in interest rates. Hedges may be implemented by futures transactions for either the securities held or for comparable securities that are expected to parallel the price movements of the securities being hedged. Customarily, most futures contracts are liquidated prior to the required settlement date by disposing of the contract; such transactions may result in either a gain or loss, which when part of a hedging transaction, would be expected to offset corresponding losses or gains on the hedged securities.

The Trust intends to use financial futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. A futures contract sale is intended to protect against an expected increase in interest rates and a futures contract purchase is intended to offset the impact of an interest rate decline. By means of futures transactions, the Trust may arrange a future purchase or sale of securities under terms fixed at the time the futures contract is made. A portfolio of the Trust may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits of the portfolio's existing futures positions and premiums paid for related options would exceed five percent of the market value of the portfolio's total assets.

The Trust will incur brokerage fees in connection with its futures transactions, and it will be required to deposit and maintain cash or U.S. Government securities with brokers as margin to guarantee performance of its futures obligations. When purchasing securities by means of futures contracts the Trust will maintain in separate accounts (including brokerage accounts used to maintain the margin required by the contracts) High Grade investments which are liquid or which mature prior to the scheduled purchase and cash sufficient in aggregate value to provide adequate funds for completion of the purchase. While futures will be utilized to reduce the risks of interest rate fluctuations, futures trading itself entails certain other risks. Thus, while the Trust may benefit from the use of financial futures contracts, unanticipated changes in interest rates may result in a poorer overall performance than if the Trust had not entered into any such contracts.

7. Repurchase Agreement Transactions. A repurchase agreement involves the acquisition of securities from a financial institution, such as a bank or securities dealer, with the right to resell the same securities to the financial institution on a future date at a fixed price. Repurchase agreements are a highly flexible medium of investment, in that they may be for very short periods, including frequently maturities of only one day. Under the Investment Company Act of 1940, repurchase agreements are considered loans and the securities involved may be viewed as collateral. It if the Trust's policy to limit the financial institutions with which it engages in repurchase agreements to banks, savings and loan associations and securities dealers meeting financial responsibility standards prescribed in guidelines adopted by the Trustees.

When investing in repurchase agreements, the Trust could be subject to the risk that the other party may not complete the scheduled repurchase and the Trust would then be left holding securities it did not expect to retain. If those securities decline in price to a value of less than the amount due at the scheduled time of repurchase, then the Trust could suffer a loss of principal or interest. The Advisor will follow procedures designed to ensure that repurchase agreements acquired by the Trust are always at least 100% collateralized as to principal and interest. It is the Trust's policy to require delivery of repurchase agreement collateral to its Custodian or (in the case of book-entry securities held by the Federal Reserve System) that such collateral is registered in the Custodian's name or in negotiable form. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, the Trust could encounter restrictions on the exercise of its rights under the repurchase agreement.

To the extent the Trust requires cash to meet redemption requests and determines that it would not be advantageous to sell portfolio securities to meet those requests, then it may sell its portfolio securities to another investor with a simultaneous agreement to repurchase them. Such a transaction is commonly called a "reverse repurchase agreement." It would have the practical effect of constituting a loan to the Trust, the proceeds of which would be used to meet cash requirements for redemption requests. During the period of any reverse repurchase agreement, the Trust would recognize fluctuations in value of the underlying securities to the same extent as if those securities were held by the Trust outright. If the Trust engages in reverse repurchase agreement transactions, it will maintain in a separate account designated securities which are liquid or mature prior to the scheduled repurchase and cash sufficient in aggregate value to provide adequate funds for completion of the repurchase. It is the Trust's current operating policy not to engage in reverse repurchase agreements for any purpose, if as a result reverse repurchase agreements in the aggregate would exceed five percent of a portfolio's total assets.

Taxable Investments. The Trust does not intend to invest in any taxable securities under normal circumstances. The Advisor may decide, however, that extraordinary conditions require the purchase of taxable investments. The "Taxable Investments" in which the Trust may invest are limited to the following U.S. dollar denominated investments: (1) U.S. Government securities;
(2) obligations of banks having total assets of $750 million or more; (3) commercial paper and other corporate debt securities of High Grade (see "Quality Ratings"); and (4) repurchase agreements involving any of the foregoing securities or municipal securities.

For the State and the National Portfolios, maturities of Taxable Investments may exceed one year in extraordinary circumstances when the Trust has determined to invest more than 20% of its assets in taxable securities. For the Money Market Portfolio, the Trust's Taxable Investments may not have an effective maturity exceeding thirteen months.

"U.S. Government securities" are obligations issued or guaranteed by the United States Government, its agencies and instrumentalities. U.S. Government securities include direct obligations issued by the U.S. Treasury, such as Treasury bills, notes and bonds. Also included are obligations of the various federal agencies and instrumentalities, such as the Government National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks, and deposits fully insured as to principal by federal deposit insurance. Except for Treasury securities, which are full faith and credit obligations, U.S. Government securities may either be backed by the full faith and credit of the United States or only by the credit of the particular federal agency or instrumentality which issues them; some such agencies have borrowing authority from the U.S. Treasury, others do not.

Bank obligations eligible as Taxable Investments are certificates of deposit ("CDs"), bankers acceptances ("BAs") and other obligations of banks having assets of $750 million or more (including assets of affiliates). CDs are generally short-term interest-bearing negotiable certificates issued by banks against funds deposited with the issuing bank for a specified period of time. Such CDs may be marketable or may be redeemable upon demand of the holder. BAs are time drafts drawn against a business, often an importer, and "accepted" by a bank, which agrees unconditionally to pay the draft on its maturity date. BAs are negotiable and trade in the secondary market.

"Commercial paper" describes unsecured promissory notes issued by major corporations to finance short-term credit needs. Commercial paper is issued in maturities of nine months or less usually on a discount basis. The Trust may purchase taxable commercial paper rated A-1 or P-1 (see "Quality Ratings"). The Trust may also purchase other non-convertible corporate debt securities (e.g., notes, bonds and debentures) of the appropriate remaining maturities.

Maturities. As used in this Statement of Additional Information and the prospectuses, the term "effective maturity" means either the actual stated maturity of the investment, the time between its scheduled interest rate adjustment dates (for variable rate securities), or the time between its purchase settlement and scheduled future resale settlement pursuant to a resale or optional resale under fixed terms arranged in connection with the purchase, whichever period is shorter. However, for purposes of the Trust's "penny rounding" exemptive order (see "Determination of Net Asset Value") in the case of a variable rate security, the "effective maturity" will be the longer of the notice period required before the Trust is entitled to repayment under the terms of the security or the period remaining until its next interest rate adjustment. A "stated maturity" means the time scheduled for final repayment of the entire principal amount of the investment under its terms. "Short-term" means a maturity of one year or less while "long-term" means longer than one year.

Policy Review. If, in the judgment of a majority of the Trustees, unanticipated future circumstances make inadvisable continuation of the Trust's policy of seeking tax exempt income or continuation of the more specific policies of each portfolio, then the Trustees may change any such policies without shareholder approval, subject to the limitations provided elsewhere in this Statement of Additional Information (see "Investment Limitations"), and after giving 30 days' written notice to shareholders affected by the change. In the event of a permanent change, a larger portion, and possibly all, of the portfolios could be invested in Taxable Investments. Regulatory guidelines may require a change in the Trust's name in such an event.

Except for the fundamental investment limitations placed upon the Trust's activities, the Trustees reserve the right to review and change the other investment policies and techniques employed by the Trust, from time to time, as they deem appropriate, in response to market conditions and other factors. Reference should be made to "Investment Limitations" for a description of those fundamental investment policies which may not be changed without shareholder approval. There can be no assurance that the Trust's present objectives will be achieved.

Municipal Securities

As used in this Statement of Additional Information and in the prospectuses, the terms "tax-free" and "tax-exempt" refer to interest or dividend income which is exempt from federal income taxes, and in the case of the State Portfolios, refer also to income exempt from state income taxes in their respective states. The term "municipal securities" refers to securities having tax-free income, in the opinion of counsel to the issuer.
The term "municipal securities" includes a variety of debt obligations issued for public purposes by or on behalf of states, territories and possessions of the United States, their political subdivisions, the District of Columbia, Guam, Puerto Rico and other territories and the duly constituted authorities, agencies, public corporations and other instrumentalities of these jurisdictions.

Municipal securities may be used for many public purposes, including construction of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal securities may also be used to refund outstanding obligations, to obtain funds to lend to other public institutions and certain private borrowers, or for general operating expenses. Municipal securities are usually classified as either "general obligation," "revenue" or "industrial development."

General Obligation securities are the obligations of an issuer with taxing power and are payable from the issuer's general unrestricted revenues. These securities are backed by the full faith, credit and taxing power of the issuer for the payment of principal and interest. They are not limited to repayment from any particular fund or revenue source.

Revenue securities are repayable only from revenues derived from a particular facility, local agency, special tax, facility user or other specific revenue source. Certain revenue issues may also be backed by a reserve fund or specific collateral.

Industrial development securities are revenue obligations backed only by the agreement of a specific private sector entity to make regular payments to the public authority in whose name they were issued. Collateral may be pledged. Industrial development securities are generally issued by a state or local authority on behalf of private organizations for the purpose of attracting or assisting local industry. These securities usually have no credit backing from any public body.

Municipal securities may be classified according to maturity as "notes" if up to about two years in term, or as "bonds" if longer in term.

Bonds are classified according to their credit backing and purpose as "general obligation," "revenue," "industrial revenue" or "pollution and environmental control revenue"; the latter two are industrial development securities.

Callable municipal bonds are municipal bonds which contain a provision in the bond indenture permitting the issuer to redeem bonds prior to maturity. Call bonds are generally subject to call during periods of declining interest rates. If the proceeds of a called bond under such circumstances are reinvested, the result may be a lower overall yield due to lower interest rates. If the purchase of such bond included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered, depending on the call price.

Ordinary revenue bonds are used to finance income producing projects such as public housing, toll roads and bridges. The investor bears the risk that the project will produce insufficient revenue and have insufficient reserves to cover debt service on the bonds. Industrial revenue bonds are used to finance privately-operated facilities for business, manufacturing, housing, sports and other purposes and are limited to $10 million per issuer, except when used for certain exempted purposes. Pollution and environmental control revenue bonds are used to finance air and water pollution control facilities required by private users. Repayment of revenue bonds issued to finance privately used or operated facilities is usually dependent entirely on the ability of the private beneficiary to meet its obligations and on the value of any collateral pledged.

Notes are generally used to meet short-term financing needs and include the following specific types:

1. Tax Anticipation Notes, normally general obligation issues, are sold to meet cash needs prior to collection of taxes and generally are payable from specific future tax revenues.

2. Bond Anticipation Notes, also normally general obligation issues, are sold to provide interim financing in anticipation of sales of long-term bonds and generally are payable from the proceeds of a specific proposed bond issue.

3. Revenue Anticipation Notes may be general obligation issues and are sold to provide cash prior to receipt of expected non-tax revenues from a specific source, such as scheduled payments due from the federal government.

4. Project Notes are issued by local authorities to finance various local redevelopment and housing projects conducted under sponsorship of the federal government. Project notes are guaranteed and backed by the full faith and credit of the United
States.

5. Construction Loan Notes are sold to provide interim financing for construction projects. They are frequently issued in connection with federally insured or guaranteed mortgage financing and may also be insured or guaranteed by the federal government.

6. Tax-Exempt Commercial Paper (sometimes also called "municipal paper") is similar to conventional commercial paper, but tax-free. Municipal paper may be either a general obligation or a revenue issue, although the latter is more common. These issues may provide greater flexibility in scheduling maturities than other municipal notes.

Municipal Lease Obligations are issued by municipalities to finance their obligation to pay rent on buildings or equipment they use. The Trust intends to limit its investments in such obligations to those which the Advisor determines, based on guidelines established by the Trustees, represent liquid securities for purposes of a portfolio's 10% limitation on investments in illiquid securities (see "Investment Limitations"). Determinations concerning the liquidity and appropriate valuation of each such obligation shall be made on a daily basis and based on all relevant facts including the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of other potential buyers, the willingness of dealers to undertake to make a market in the security, and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. A municipal lease obligation will not be considered liquid unless, in the opinion of the Advisor, there is reasonable assurance that its marketability will be maintained throughout the time the instrument is held by the Trust and the Advisor reasonably concludes that the obligation is liquid considering: whether the lease can be cancelled; what assurance there is that the assets represented by the lease can be sold; the strength of the lessee's general credit; the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality; and the legal recourse in the event of failure to appropriate.

The market for municipal securities is diverse and constantly changing. The foregoing is therefore not necessarily a complete description of all types of municipal securities the Trust may purchase.

In the interpretation of its investment policies and limitations, the Trust will be required from time to time to make determinations as to the identity of the issuer of particular municipal securities. These determinations will be made by the Advisor, and in the case of securities that are not general obligation issues or securities that have guarantors, such determinations will include judgments by the Advisor as to the assets and revenue principally backing the issue and the most significant source of repayment of principal and interest for the issue. If the specific securities are backed by assets and revenues that are independent or separate from the assets and revenues of the jurisdiction or agency in whose name they were issued, then those securities will normally be deemed to have a separate issuer.

Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Repayment of principal and interest may be affected by federal, state and local legislation, referendums, judicial decisions, and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities, and errors and omissions by issuers and their counsel. The Trust will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired by it.

While most municipal securities have a readily available market, a variety of factors, including the multiplicity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Trust to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.


Special Considerations Regarding State Portfolios.

The following is a general discussion of the factors that might influence the ability of the issuers in the various states to repay principal and interest due on the obligations contained in their respective State Portfolios. Such information is derived from sources generally available to investors, but has not been independently verified and may not be complete.

1. Arizona. Arizona has been one of the fastest growing states in the nation since World War II. Its growth has been due, in part, to its favorable climate and affordable housing generally associated with the states in the Southwest. In the late 1980s, the state's rapid growth was sharply curtailed by an overbuilding of office space which led to a slower rate of new construction and financial difficulties in the banking and savings and loan industries. This was compounded by reduced defense spending which adversely affected many defense-related electronics firms. The economy has also seen a noticeable shift away from manufacturing toward services, evidenced in part by the attraction of major credit card processing centers. These and other trends have resulted in a shift to lower paying jobs. The state's economy is improving and Arizona has had some success in attracting business from California, which is seen as having a less favorable regulatory environment.

Many new companies have established operations in Arizona because of its proximity to Mexico, so that they can take better advantage of the North American Free Trade Agreement. The state also lowered its corporate income tax rate to 9.0% in 1994, down from 9.3% in 1993. The corporate tax rate was 10.5% in 1989.

Although the state economy is generally strong, Arizona's financial flexibility has been eroded recently due to slow revenue growth in recent years together with a substantial increase in expenditures for prisons and health and welfare programs. The state is required by law to maintain a balanced budget and has managed recurring budget shortfalls since 1985 with a combination of internal borrowing, acceleration of tax payments, onetime adjustments and program cuts. As projected budget shortfalls increase, the state legislature may be required to take additional actions, including budget reductions and tax increases, to close such deficits.

2. Maryland. Maryland has been one of the wealthiest states in the nation. It experienced rapid growth during the 1980s with both total personal income and per capita income outperforming national averages. Maryland continues to remain among the highest states in the nation in terms of per capita personal income. However, annual percentage gains in personal income have been lagging national gains during the 1990s.

The economy is well diversified with services, trade and government accounting for the majority of total employment. Earnings per worker are growing faster in Maryland than in the nation due, in part, to above-average education levels and rising self-employment and proprietor's income.

Since Maryland is adjacent to Washington, DC, Federal government employment plays an important role in the economy and has served to insulate the economy somewhat from more volatile economic swings. For this reason, Maryland's unemployment rate had historically been below the national average. The significant federal presence in Maryland is now having a negative effect as agency employment reductions and defense cutbacks take place.
The state suffered through thousands of job cuts in 1995, but these jobs were regained in 1996. A slow growth trend is forecast for the next few years as defense and government activities continue to contract.

As originally planned, opening surplus in the state's general fund was virtually depleted; however, the reserve held $461 million at the end of the fiscal year, equal to 6% of revenues. While the 1996-1997 budget is in balance, with moderate revenue growth anticipated, only a nominal surplus is projected.


The state's main sources of revenue are its sales tax, income tax, property tax and the state lottery. The state is required by law to maintain a balanced budget and has been required to reduce revenue estimates and implement budget cuts to reduce budget gaps.

3. Missouri. Missouri's economic structure closely resembles that of the U.S., with a somewhat larger dependence on manufacturing. The state's economic base is broad and diverse, with transportation equipment, machinery, and chemicals the leading sectors. The service sector now is the principal source of both employment and personal income, providing about 25% of each. Growth in the service industries has provided compensatory offset to the continuing manufacturing losses. Such gains have been aided by the state's significant increase in tourism, with the City of Branson's development as a music and entertainment center, now ranking as one of the nation's major tourist attractions.

Unemployment rates continue to decline relative to the U.S., a trend that has characterized the state since late 1985. Missouri ranks about in the middle of the states as to wealth and resources, and while growth generally has been below average over the past decade, some relative gains have been registered in the past few years. With McDonnell Douglas Corp. as the state's largest employer at more than 30,000 employees, down from peak levels, this industry remains vulnerable to ongoing cutbacks in defense spending and had reduced its workforce by 30 percent in five years. However, in December 1996, McDonnell Douglas announced a planned merger with rival Boeing and both companies stated that, because of rapid growth, no layoffs were anticipated. The merger is considered a good strategy for McDonnell Douglas which had been eliminated from bidding for the Pentagon's 21st century joint strike fighter.

With regard to debt position, the state's cautious use of debt and the strong security provisions, including the constitutional requirement that debt service payments are a first appropriation and are transferred to the sinking fund one year in advance, are the foremost credit considerations supporting the state's 'AAA' rating. Net tax-supported debt represented a modest $281 per capita in 1996. Including leases, which are being more actively used for capital financings, the state's debt service was less than 3 percent in 1996.

The state maintains balanced operations, acting quickly to reduce expenditures to stay within available resources. Liquidity is ensured from a fully funded cash reserve that may be used during the year but must be repaid by May 15.

4. Virginia. Virginia has always maintained a conservative approach to debt, with attention to keeping a level that is low in relation to its substantial resources. General obligation debt is strictly limited, giving rise to greater use of appropriation obligations. Virginia's debt ratios are low by all standards, although the level of debt and diversity of instruments have increased substantially over the past decade. All debt is closely controlled and recognized as tax-supported debt of the commonwealth. Debt policy calls for maintenance of debt ratios at below-average levels, and the commonwealth has adopted debt affordability and long-range capital planning.

Conservative policies also dominate financial operations, with the general fund maintaining budgetary surplus positions. Tax dependence rests heavily on the personal income tax, supplemented by the sales tax and other levies. The state reserve has been funded and additional deposits will be made for 1996-1997. With the year-end reservation, the reserve will hold $209 million. For 1996-
1997, revenues are estimated to increase 3.7 percent, but for the first two months they are up 7.9%. A settlement of the liability incurred due to tax treatment of federal pensions is underway. Its success will remove a major financial uncertainty.

Virginia has a broad and diverse economy with several distinct regions. Over the past decade, the economy has grown in size and in wealth. The economy has recovered from the recession but subdued growth is expected if defense reductions continue. The Northern Virginia economy will be particularly affected by Federal government spending reductions as a result of its proximity to Washington, DC.

Virginia's employment profile differs from the nation's, with more dependence on government and construction and less on manufacturing. This difference is even more evident when applied to derivation of earnings; the commonwealth derives 25% of earnings from government, compared to 16% for the United States. In June 1996, employment was 1.2 percent above the same month a year earlier. By 2000, 44,000 jobs or 12% of total military employment is expected to be lost. This loss equals about 1.5% percent of total employment. Private sector employment job loss related to defense is expected to decline by 26,600 jobs over the same period, about 1% of employment.


Investment Limitations

The Trust has adopted as fundamental policies the following limitations on its investment activities, which apply to each of its portfolios; these fundamental policies may not be changed without a majority vote (see "Organization of the Trust") of the Trust's shareholders.

1. Permissible Investments. The Trust may not purchase securities other than securities which at the time of purchase provide income through interest or dividend payments (or equivalent income through a purchase price discount from par); but the Trust may purchase or acquire put options related to any such securities held, and any such securities may be purchased pursuant to repurchase agreements with financial institutions or securities dealers or may be purchased from any person, under terms and arrangements determined by the Trust, for future delivery. Any of these securities may have limited markets and may be purchased with restrictions on transfer; however, the Trust may not make any investment (including repurchase agreements and privately arranged loan transactions) for which there is no readily available market and which may not be redeemed, terminated or otherwise converted to cash within seven days, unless after making the investment not more than 10% of a portfolio's total assets would be so invested.

2. Restricted Investments. Not more than five percent of the value of the total assets of a portfolio of the Trust may be invested in the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities and excluding bank deposits); nor may securities be purchased when as a result more than 10% of the voting securities of the issuer would be held by a portfolio. For purposes of these restrictions, the issuer is deemed to be the specific legal entity having ultimate responsibility for payment of the obligations evidenced by the security and whose assets and revenues principally back the security. Any security that does not have a government jurisdiction or instrumentality ultimately responsible for its repayment may not be purchased by the Trust when the entity responsible for such repayment has been in operation for less than three years, if the purchase would result in more than five percent of the assets of the portfolio of the Trust being invested in such securities.

To the extent the Trust purchases securities for the Tax-Free Money Market Portfolio other than obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, obligations which provide income exempt from Federal income taxes, and short-term obligations of domestic banks, their branches, and other domestic depository institutions, the Trust will limit such investments so that not more than 25% of the assets of the portfolio is invested in any one industry. Domestic banks and their branches may include the domestic branches of foreign banks, to the extent such domestic branches are subject to the same regulation as United States banks; but they will not include the foreign branches of domestic banks, unless such obligations of such foreign branches are unconditionally guaranteed by the domestic parent. In purchasing securities for the Tax-Free National and the State Portfolios (other than obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, or obligations which provide income exempt from Federal income taxes), the Trust will limit such investments so that not more than 25% of the assets of each portfolio is invested in any one industry. For purposes of the foregoing limitation on investments in any one industry, the general obligations of governmental units will not be considered related to any industry, but revenue obligations backed by particular types of projects, (roads, hospitals, etc.) will be considered related to the industry classifications of the associated projects and industrial revenue obligations will be classified by the industry of the private user or users.

The Trust may not purchase the securities of other investment companies, except for shares of unit investment trusts holding securities of the type purchased by the Trust itself and then only if the value of such shares of any one investment company does not exceed five percent of the value of the total assets of the Trust's portfolio in which the shares are included and the aggregate value of all such shares does not exceed 10% of the value of such total assets, or except in connection with an investment company merger, consolidation, acquisition or reorganization. The Trust may not purchase any security for purposes of exercising management control of the issuer, except in connection with a merger, consolidation, acquisition or reorganization of an investment company. The Trust may not purchase or retain the securities of any issuer if, to the knowledge of the Trust's management, the holdings of those of the Trust's officers, Trustees and officers of its Advisor who beneficially hold one-half percent or more of such securities, together exceed five percent of such outstanding securities.

3. Borrowing and Lending. The Trust may not borrow money (including the proceeds of reverse repurchase transactions) except as a temporary measure for extraordinary or emergency purposes, and then only in an amount not exceeding five percent of the value of a portfolio's net assets at the time of borrowing. The Trust may not otherwise issue senior securities representing indebtedness. The Trust may not pledge, mortgage or hypothecate any assets to secure bank loans, except in amounts not exceeding 15% of a portfolio's net assets taken at cost. The Trust may loan its portfolio securities in an amount not in excess of one-third of the value of a portfolio's gross assets, provided collateral satisfactory to the Trust's Advisor is continuously maintained in amounts not less than the value of the securities loaned. The Trust may lend money only to governmental jurisdictions and instrumentalities, but is not precluded from entering into repurchase agreements or purchasing debt securities.

4. Other Activities. The Trust may not act as an underwriter (except for activities in connection with the acquisition or disposition of securities intended for or held by one of the Trust's portfolios), make short sales or maintain a short position (unless the applicable portfolio owns at least an equal amount of such securities, or securities convertible or exchangeable into such securities, and not more than 25% of a portfolio's net assets is held as collateral for such sales).
Nor may the Trust purchase securities on margin (except for customary credit used in transaction clearance), invest in commodities, purchase interests in real estate or invest in oil, gas or other mineral exploration or development programs. However, the Trust may purchase securities secured by real estate or interests therein and may use financial futures contracts, including contracts traded on a regulated commodity market or exchange, to purchase or sell securities which the Trust would be permitted to purchase or sell by other means and where the Trust intends to take or make the required delivery. The Trust may acquire put options in conjunction with a purchase of portfolio securities; it may also purchase put options and write call options covered by securities held in the respective portfolio (and purchase offsetting call options in closing purchase transactions), provided that the put option purchased or call option written at all times remains covered by portfolio securities, whether directly or by conversion or exchange rights; but it may not otherwise invest in or write puts and calls or combinations thereof.

Except as otherwise specifically provided, the foregoing percentage limitations need only be met when the investment is made or other relevant action is taken. The Trust will not borrow for the purpose of making investments and, as a matter of operating policy to comply with certain applicable state restrictions but not as a fundamental policy, will not pledge, mortgage or hypothecate more than 10% of a portfolio's total assets taken at market value. Although permitted to do so by its fundamental policies, it is the Trust's current policy not to write call options, not to acquire put options except in conjunction with a purchase of portfolio securities, not to lend portfolio securities, and not to use financial futures contracts. Should the Trust alter such policy, it will notify shareholders of the policy revision at least 30 days prior to its implementation and describe the new investment techniques to be employed.


The Investment Advisor

Effective July 31, 1996, Bankers Finance Advisors, LLC, 1655 Fort Myer Drive, Arlington, Virginia 22209-3108, is the investment Advisor to the Trust and is called the "Advisor" throughout this Statement of Additional Information and the Prospectus. The
Advisor is responsible for the investment management of the Trust and is authorized to execute the Trust's portfolio transactions, to select the methods and firms with which such transactions are executed, to oversee the Trust's operations, and otherwise to administer the affairs of the Trust as it deems advisable. In the execution of these responsibilities, the Advisor is subject to the investment policies and limitations of the Trust described in the Prospectus and this Statement of Additional Information, to the terms of the Declaration of Trust and the Trust's By-Laws, and to written directions given from time to time by the Trustees.

The Advisor is a division of Madison Investment Advisors, Inc. ("Madison"), 6411 Mineral Point Road, Madison, Wisconsin. Madison is a registered investment Advisor and has numerous advisory clients of its own. Madison also manages the following investment companies: Bascom Hill Investors, Inc., Bascom
Hill BALANCED Fund, Inc. and Madison Bond Fund, Inc.
Madison was founded in 1973 and has never been controlled or affiliated with any other business entity or person.

The investment advisory agreement between the Trust, on behalf of the portfolios, and the Advisor, is subject to annual review and approval by the Trustees, including a majority of those Trustees who are not "interested persons," as defined in the Investment Company Act of 1940. The investment advisory agreement was approved by shareholders for an initial two year term at a special meeting of each portfolio's shareholders held in July 1996.

The investment advisory agreement may be terminated at any time, without penalty, by the Trustees or, with respect to any series or class of the Trust's shares, by the vote of a majority of the outstanding voting securities of that series or class (see "Organization of the Trust"), or by the Advisor, upon sixty days' written notice to the other party. The investment advisory agreement may not be assigned by the Advisor, and will automatically terminate upon any assignment.

Background of the Advisor. The Advisor was formed in 1996 by Madison for the purpose of providing investment management services to the GIT family of mutual funds, including the Trust.
The Advisor purchased the investment management assets of the former Advisor to the Trust, Bankers Finance Investment
Management Corp., on July 31, 1996. For periods prior to July 31, 1996, references in this Statement of Additional Information and in the Prospectus to the "Advisor" refer to Bankers Finance Investment
Management Corp. The Advisor also serves as the investment Advisor to Government Investors Trust, GIT Income Trust and GIT Equity
Trust.

Management.  Frank E. Burgess is President, Treasurer and
Director of Madison and Vice President of the Advisor.
Mr. Burgess owns a majority of the controlling interest of Madison, which, with Mr. Burgess, owns 100% of the Advisor. Mr. Burgess is also a Trustee and Vice President of the Trust. Mr. Burgess holds the same positions with GIT Equity Trust, GIT Income Trust and Government
Investors Trust. Katherine L. Frank is President and Treasurer of the Advisor and Vice President of Madison. Ms. Frank holds the same positions with Government Investors Trust, GIT Income Trust and
GIT Equity Trust.

Advisory Fee and Expense Limitations. For its services under the Investment Advisory Agreement, the Advisor receives a fee, payable monthly, calculated as 1/2 percent per annum of the average daily net assets of the Trust's Money Market Portfolio and 5/8 percent per annum of the average daily net assets of the other portfolios. Such fees do not decrease as net assets increase. The Advisor may waive or reduce such fee during any period. The Advisor may also reduce such fee on a permanent basis, without any requirement for consent by the Trust or its shareholders, under such terms as it may determine, by written notice thereof to the Trust.


The Advisor has agreed, in any event, to be responsible for the fees and expenses of the Trustees and officers of the Trust who are affiliated with the Advisor, the rent expenses of the Trust's principal executive office premises, and its various promotional expenses (including the distribution of prospectuses to potential shareholders). Other than investment management and the related expenses and the foregoing items, the Advisor is not obligated to provide or pay for any other services to the Trust, although it may elect to do so. The Investment Advisory Agreement permits the Advisor to make payments out of its fee to other persons.

The Arizona Portfolio paid aggregate advisory fees for the fiscal years ended September 30, 1992, 1993, 1994, 1995 and 1996 in the amounts of $61,602, $84,951, $86,146, $64,823, and $59,352 respectively.
The Missouri Portfolio paid aggregate advisory fees for the fiscal years ended September 30, 1992, 1993, 1994, 1995 and 1996 in the amounts of $55,902, $76,300, $81,307, $69,391 and $71,065, respectively.

The Advisor waived $9,460 in advisory fees in connection with the Maryland Portfolio for the period from February 10, 1993
(inception) to September 30, 1993 and waived $20,607, $18,524 and
$15,118 in advisory fees for the fiscal years ending September 30, 1994, 1995 and 1996, respectively. For the fiscal year ending September 30, 1996, the portfolio paid $1,214 in advisory fees.

The Virginia Portfolio paid aggregate advisory fees to the Advisor for the period October 13, 1987, through September 30, 1988, for the fiscal years ended September 30, 1989, 1990, 1991, 1992, 1993, 1994, 1995 and 1996 in the amounts of $72,123,
$117,791, $142,774, $172,966, $214,486,  $254,204, $251,858,
$207,900 and $213,357, respectively.

During the fiscal years ending September 30, 1987, 1988, 1989, 1990, 1991, 1992, 1993, 1994, 1995 and 1996, the Advisor received aggregate advisory fees in connection with the Trust's National Portfolio of $314,504, $248,341, $251,380, $254,998, $250,654,
$254,528, $257,734, $238,703, $202,743 and $192,643, respectively, and aggregate advisory fees of $116,154, $111,535, $113,931,
$118,603, $100,865, $79,866,  $72,803, $58,333, $45,081, and
$41,488, respectively, in connection with the Trust's Money Market
Portfolio.


Organization of the Trust

The Declaration of Trust, dated June 8, 1982, has been filed with the Secretary of State of the Commonwealth of Massachusetts and the Clerk of the City of Boston, Massachusetts. The prospectus contains general information concerning the Trust's form of organization and its shares (see "The Trust and Its Shares"), including the series of shares currently authorized.

Series and Classes of Shares. At any time the Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed Portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations, methods of share distribution or other unforeseen circumstances) with such preferences, privileges, limitations, and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class (but classes may represent proportionate undivided interests in a series), and would be subject to the liabilities related thereto. For any such additional series or class, any adoption of an investment advisory contract or changes in fundamental investment policies related to the series or class must be submitted for shareholder approval, as required by the Investment Company Act of l940.

The Trustees may divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate interests in the series. In the event of unforeseen gains or losses, the Trustees might use this authority to maintain the price of Money Market Portfolio shares at $1.00. Any assets, income and expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such a manner as they deem fair and equitable. Upon any liquidation of the Trust or of a series of its shares, the shareholders are entitled to share pro-rata in the liquidation proceeds available for distribution. Shareholders of each series have an interest only in the assets allocated to that series.

Voting Rights. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. As of December 18, 1996, the shareholders which held five percent or more of the Trust were: for the Arizona Portfolio -- none; for the Maryland Portfolio -- Marie Cheng, 7508 Cayuga, Bethesda, MD (5%); for the Missouri Portfolio -- Blueridge & Co., 4240 Blue Ridge Blvd., Kansas City, MO (30%); for the Virginia Portfolio -- none; for the National Portfolio -- none; and for the Money Market Portfolio -- K.L. Norris, 4637 Randolph Drive, Annandale, VA (6%) and S & C Schaub, 1924 Gaither St.,
Temple Hills, MD (6%).

By virtue of owning more than 25% of the Missouri Portfolio, the shareholder referenced above is considered to control the portfolio. The shareholder is a Missouri financial institution acting in a fiduciary capacity and is not otherwise related to the Trust or its advisor.

Shareholder votes relating to the election of Trustees, approval of the Trust's selection of independent public accountants and any contract with a principal underwriter, as well as any other matter in which the interests of all shareholders are substantially identical, will be voted on without regard to series or classes of shares. Matters that affect a particular series or class of shares will not be voted upon by the unaffected shareholders. Holders of an entity such as the Trust, under certain circumstances in which the interests of more than one series or class of shares are affected, but where such interests are not substantially identical, will be voted on separately by each series or class affected and will require a majority vote of each such series or class to be approved.

In particular, required shareholder approval of the Investment Advisory Agreement, the Services Agreement and any change in the Trust's fundamental investment policies (see "Investment Limitations") will be submitted to a separate vote by each series and class of shares. When a matter is voted upon separately by more than one series or class of shares, it may be approved with respect to a series or class even if it fails to receive a majority vote of any other series or class or fails to receive a majority vote of all shares entitled to vote on the matter.

Because there is no requirement for annual elections of Trustees, the Trust does not anticipate having regular annual shareholder meetings; shareholder meetings will be called as necessary to consider questions requiring a shareholder vote. The selection of the Trust's independent auditors will be submitted to a vote of ratification by the shareholders at any annual meeting held by the Trust. Any change in the Declaration of Trust, in the Investment Advisory Agreement (except for reductions of the Advisor's fee) or in fundamental investment policies must be approved by a majority of the affected shareholders before it can become effective. For this purpose, a "majority" of the shares of the Trust means either the vote, at an annual or special meeting of the shareholders, of 67 percent or more of the shares present at such meeting if the holders of more than 50 percent of the outstanding shares of the Trust are present or represented by proxy or the vote of 50 percent of the outstanding shares of the Trust, whichever is less.

The Declaration of Trust provides that two-thirds of the holders of record of the Trust's shares may remove a Trustee from office by votes cast in person or by proxy at a meeting called for the purpose. A Trustee may also be removed from office provided two-thirds of the holders of record of the Trust's shares file declarations in writing with the Custodian. The Trustees are required to promptly call a meeting of shareholders for the purpose of voting on removal of a Trustee if requested to do so in writing by the record holders of at least 10% of the Trust's outstanding shares. Ten or more persons who have been shareholders for at least six months and who hold shares with a total value of at least $25,000 (or 1% of the Trust's net assets, if less) may require the Trust to assist a shareholder solicitation with the purpose of calling a shareholder meeting. Such assistance could include providing a shareholder mailing list or an estimate of the number of shareholders and approximate cost of the shareholder mailing, in which latter case, unless the Securities and Exchange Commission determines otherwise, the shareholders desiring the solicitation may require the Trustees to undertake the mailing if those shareholders provide the materials to be mailed and assume the cost of the mailing.

Shareholder Liability. Under Massachusetts law, the shareholders of an entity such as the Trust may, under certain circumstances, be held personally liable for its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument, entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereof. Thus the risk of a shareholder incurring financial loss on account of status as a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Liability of Trustees and Others. The Declaration of Trust provides that the officers and Trustees of the Trust will not be liable for any neglect, wrongdoing, errors of judgment, or mistakes of fact or law, except that they shall not be protected from liability arising out of willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties to the Trust. Similar protection is provided to the Advisor under the terms of the Investment Advisory Agreement and the Services Agreement. In addition, protection from personal liability for the obligations of the Trust itself, similar to that provided to shareholders, is provided to all Trustees, officers, employees and agents of the Trust.


Trustees and Officers


As of July 31, 1996, the Trustees and executive officers of the Trust and their principal occupations during the past five years are shown below:

Frank E. Burgess#
6411 Mineral Point Road, Madison, WI  53705
Trustee and Vice President

President and Director of Madison Investment Advisors, Inc., the advisor to Bascom Hill Investors, Inc., Bascom Hill BALANCED Fund, Inc. and Madison Bond Fund, Inc.; director of such funds since their inception. Prior to founding Madison Investment Advisors, Inc. in 1973, he was Assistant Vice President and Trust Officer of M&I Bank of Madison, Wisconsin. He is a member of the State Bar of Wisconsin. b. 8/4/42.

James R. Imhoff, Jr.***
429 Gammon Place, Madison, WI  53719
Trustee

Chairman and CEO of First Weber Group, Inc. of Madison, WI, a residential real estate company; Chairman of the Wisconsin Real Estate Board of the Department of Regulation and Licensing; Director to the University of Wisconsin School of Business, Center for Urban Land Economics Research; Director of the Park Bank, Wisconsin; formerly President of the Wisconsin Realtors Association and the Greater Madison Board of Realtors and Director of the National Association of Realtors. An alumnus of the Marquette University School of Business. b. 5/20/44.

Thomas S. Kleppe***
7100 Darby Road, Bethesda, MD 20817
Trustee

Private Investor; formerly Visiting Professor at the
University of Wyoming, Secretary of the U.S. Department of the Interior, Administrator of the U.S. Small Business
Administration, U.S. Congressman from North Dakota, Vice
President and Director of Dain, Kalman & Quail, investment bankers, and President of Gold Seal Co., manufacturers of household cleaning products. Attended Valley City State
College of North Dakota. b. 7/1/19.

Lorence D. Wheeler***
PO Box 431, Madison, WI  53701
Trustee

President of Credit Union Benefits Services, Inc., a provider of retirement plans and related services for credit union employees nationwide. Previously a shareholder of the law firm of Bell, Metzner & Gierart, SC. Mr. Wheeler received his law degree from the University of Wisconsin.
b. 1/31/38.

Katherine L. Frank
6411 Mineral Point Road, Madison, WI  53705
President

President of GIT Investment Funds, Vice President of Madison Investment Advisors, Inc. A graduate of Macalester College, St. Paul, Minnesota.

Charles J. Tennes
1655 Fort Myer Drive, Arlington, VA 22209-3108
Vice President

Vice President of GIT Investment Funds and Executive
Vice President of GIT Investment Services, Inc.;
Director of Presidential Savings Bank, FSB and
Presidential Service Corp.; formerly Vice President of Ferris & Company, Inc. (now Ferris, Baker Watts). A Certified
Financial Planner and graduate of the University of Washington.

Jay R. Sekelsky
6411 Mineral Point Road, Madison, WI  53705
Vice President

Vice President of GIT Investment Funds and of
Madison Investment Advisors, Inc. Formerly Vice President of Wellington Management Group of Boston, MA.
Mr. Sekelsky holds a BBA in Accounting and an MBA in Finance from the University of Wisconsin.

Christopher C. Berberet
6411 Mineral Point Road, Madison, WI  53705
Vice President

Vice President of GIT Investment Funds and of
Madison Investment Advisors, Inc.  Formerly the
Director of Fixed Income Management for the
ELCA Board of Pensions, Minneapolis, MN. A graduate of the University of Wisconsin.

W. Richard Mason
1655 Ft. Myer Drive, Arlington, VA  22209
Secretary

Secretary of GIT Investment Funds, GIT Investment
Services, Inc., Presidential Savings Bank, FSB and
Presidential Service Corporation.  Formerly Assistant
General Counsel for the Investment Company
Institute. Mr. Mason holds a BS in Foreign Service from Georgetown University and received his law degree from The George Washington University. He is a member of the District of Columbia and Texas bars.

# Trustee deemed to be an "interested person" of the Trust as the term is defined in the Investment Company Act of 1940. Only those persons named in the table of Trustees and officers who are not interested persons of the Trust are eligible to be compensated by the Trust.The compensation of each non-interested Trustee has been fixed at $4,000 per year, to be pro-rated according to the number of regularly scheduled meetings each year. Four Trustees' meetings are currently scheduled to take place each year. In addition to such compensation, those Trustees who may be compensated by the Trust shall be reimbursed for any out-of-pocket expenses incurred by them in connection with the affairs of the Trust. Mr. Kleppe will receive annual compensation from the Trust and from the other investment companies managed by the Advisor or Madison (see "the Investment Advisor") totalling $15,000. Mr. Imhoff and Mr. Wheeler will receive annual compensation from the Trust and from other investment companies managed by the Advisor or Madison totalling $18,000.

During the last fiscal year of the Trust, the Trustees were compensated as follows:

                                                     Total
                              Pension or             Compensation
                              Retirement             from
                   Aggregate  Benefits   Estimated   Portfolios
                   Compensa-  Accrued as Annual      and Fund
                   tion       part of    Benefits    Complex
                   from       Portfolios Upon        Paid to
                   Portfolios Expense    Retirement  Trustees(a)
Frank E. Burgess          0          0         0              0
Thomas S. Kleppe      4,000          0         0         15,000
James R. Imhoff(b)    2,000          0         0         10,500
Lorence D. Wheeler(b) 2,000          0         0         10,500

(a) Complex is comprised of 4 trusts and three corporations with a total of 16 funds and/or series.
(b)  Messrs. Imhoff and Wheeler joined the Board of Trustees on
July 31, 1996. Their expected annual compensation is decribed above.

***Member of the Audit Committee of the Trust. The Audit Committee is responsible for reviewing the results of each audit of the Trust by its independent auditors and for recommending the selection of independent auditors for the coming year.

Under the Declaration of Trust, the Trustees are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as Trustees of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

As of December 30, 1996, the Trustees and officers of the Trust directly or indirectly owned as a group less than 1% of the shares in the Money Market and National Portfolios, and no shares in the Arizona, Maryland, Missouri and Virginia Portfolios.


Administrative and Other Expenses

Except for certain expenses assumed by the Advisor (see "The Investment Advisor"), the Trust is responsible for payment from its assets of all of its expenses. These expenses can include any of the business or other expenses of organizing, maintaining and operating the Trust. Certain expense items which may represent significant costs to the Trust include the payment of the Advisor's fee; the expense of shareholder accounting, customer services, and calculation of net asset value; the fees of the Custodian, of the Trust`s independent auditors, and of legal counsel to the Trust; the expense of registering the Trust and its shares, of printing and distributing prospectuses to current shareholders, and of trade association membership; the expense of preparing shareholder reports, proxy materials and of holding shareholder meetings of the Trust.

Services Agreement. The Trust does not have any officers or employees who are paid directly by the Trust. The Trust has entered into a Services Agreement with the Advisor for the provision of operational and other services required by the Trust. Such services may include the functions of shareholder servicing agent and transfer agent, bookkeeping and portfolio accounting services, the handling of telephone inquiries, cash withdrawals and other customer service functions including monitoring wire transfers, and providing to the Trust appropriate supplies, equipment and ancillary services necessary to the conduct of its affairs. The Trust is registered with the Securities and Exchange Commission as the transfer agent for its shares and acts as its own dividend-paying agent; while transfer agent personnel and facilities are included among those provided to the Trust under the Services Agreement, the Trust itself is solely responsible for its transfer agent and dividend payment functions and for the supervision of those functions by its officers.

All services provided by the Advisor are rendered at cost. The term "cost" includes both direct expenditures and the related overhead costs, such as depreciation, employee supervision, rent and the like. Reimbursements to the Advisor pursuant to the Services Agreement are in addition to and independent of payments made pursuant to the Investment Advisory Agreement. The Trust believes that contracting for the previously described services may permit them to be provided on a relatively efficient basis, whereby many separate specialized functions are performed by personnel and equipment not required to be devoted full time to serving the Trust. Accordingly, certain of the "costs" attributable to services provided to the Trust may require allocation of expenses, such as employee salaries, occupancy expense, telephone service, computer service and equipment costs, depreciation, interest, and supervisory expenses. Items of income and expense which apply solely to one portfolio are wholly allocated to that portfolio; items which are not clearly applicable to one portfolio are prorated among the portfolios on the basis of their net assets or other basis as the Trustees determine equitable. To the extent that costs must be allocated between the Trust and other activities of the Advisor, such allocations may be made on the basis of reasonable approximations calculated by the Advisor and periodically reviewed by the Trustees.

Distribution Agreement. GIT Investment Services, Inc. acts as the Trust's Distributor and principal underwriter pursuant to a Distribution Agreement dated November 18, 1982. This Agreement has an initial term of two years and may thereafter continue in effect only if approved annually by the Trustees, including a majority of those who are not "interested persons" as defined in the Investment Company Act of 1940. The Agreement provides for distribution of the Trust's shares without a sales charge to the investor. The Distributor may act as the Trust's agent for any sales of its shares. The Trust may also sell its shares directly to any party. The Distributor makes the Trust's shares continuously available to the general public in those states where it has qualified to do so, but has assumed no obligation to purchase any of the Trust's shares. The Distributor is wholly owned by A. Bruce Cleveland.


Portfolio Transactions

Decisions as to the purchase and sale of securities and decisions as to the execution of these transactions, including selection of market, broker or dealer and the negotiation of commissions, are to be made by the Advisor, subject to review by the officers and Trustees.

In the purchase and sale of portfolio securities the Trust seeks to obtain prompt and reliable execution of orders at the most favorable price or yield. In determining the best price and execution, the Advisor may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Advisor, and any statistical, research or other services provided by the dealer to the Advisor. To the extent such non-price factors are taken into account, the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Trust as determined in good faith by the Advisor.

In selecting brokers and dealers with which to execute transactions, the Advisor gives consideration to whether a dealer has previously given research information concerning the particular securities being purchased. Such broker-dealer selections, however, are not made as a result of agreements with the firms involved and the Advisor does not maintain an allocation system for dealing with broker-dealers. Brokers or dealers who execute transactions for the Trust may also sell its shares; however, any such sales will be neither a qualifying nor a disqualifying factor in the selection. The Trust did not purchase any securities issued by broker-dealers during the fiscal year ended September 30, 1996. During its three most recent fiscal years, the Trust purchased all of its investments in principal transactions and paid no brokerage commissions.

Owing to the nature of the market for municipal securities, the Trust expects that most portfolio transactions are made directly with an underwriter or dealer acting as a principal, and thus do not involve direct payments of commissions, although purchases from an underwriter involve payments of fees and concessions by the issuer to the underwriting group. The Trust also reserves the right to purchase portfolio securities through an affiliated broker, when deemed in the Trust's best interests by the Advisor, provided that: (1) the transaction is in the ordinary course of the broker's business; (2) the transaction does not involve a purchase from another broker or dealer; (3) compensation to the broker in connection with the transaction is not in excess of one percent of the cost of the securities purchased; and (4) the terms to the Trust for purchasing the securities, including the cost of any commissions, are not less favorable to the Trust than terms concurrently available from other sources. Any compensation paid in connection with such a purchase will be in addition to fees payable to the Advisor under the Investment Advisory Agreement. The Trust does not anticipate that any such purchases through affiliates will represent a significant portion of its total activity; no such transactions took place during the Trust's three most recent fiscal years.

The Trust does not expect to engage in short-term trading for its State or National Portfolios, but securities may be purchased and sold in anticipation of market interest rate changes, as well as for other reasons. The Trust anticipates that annual portfolio turnover for these portfolios will generally not exceed 100%, but actual turnover rate will not be a limiting factor if the Trust deems it desirable to make purchases or sales. Reference should be made to the Propsectus for actual rates of Portfolio turnover (see "Financial Highlights").

Although the Trust intends normally to hold securities in its Money Market Portfolio to maturity, the short maturities of these investments are expected to result in a relatively high rate of Portfolio turnover.


Share Purchases

The prospectus describes the basic procedures for investing in the Trust (see "How to Purchase and Redeem Shares"). The following information concerning other investment procedures is presented to supplement the information contained in the prospectus.

Shareholder Service Policies. The Trust's policies concerning shareholder services are subject to change from time to time. The Trust reserves the right to change the minimum account size below which an account is subject to a monthly service charge or to involuntary closing by the Trust and reserves the right to increase its minimum initial investment amount at any time. The Trust may also institute a minimum amount for subsequent investments by 30 days' written notice to shareholders. The Trust further reserves the right, after 30 days' written notice, to impose special service charges for services that are not regularly afforded to shareholders; such service charges may include fees for stop payment orders and returned checks. The Trust's standard service charges are also subject to adjustment from time to time.

Those who invest through a securities broker may be charged a commission for the handling of the transaction if the broker so elects; however, any investor is free to deal directly with the Trust in any transaction.

Share Certificates. Share certificates will not be issued unless an investor specifically requests certificates in a signed instruction. Share certificates will never be issued until payment for the shares has become "collected funds," as described in the prospectus (see "How to Purchase and Redeem Shares").

In the event share certificates are issued, the certificate must be returned to the Trust properly endorsed before any redemption request can be honored. The Trust may further require that the shareholder's signature be guaranteed by a bank or by a member firm of the New York Stock Exchange. The Trust reserves the right to decline to open any account for which the issuance of share certificates is or has been requested, if it deems such action would be in the Trust's best interests.

Sub-accounting Services. The Trust offers sub-accounting services to institutions. The Trustees reserve the right to determine from time to time guidelines to govern the level of sub-accounting service that can be provided institutions in differing circumstances. Normally, the Trust's minimum initial investment to open an account will not apply to sub-accounts; however, the Trust reserves the right to impose the same minimum initial investment requirement that would apply to regular accounts if it deems that the cost of carrying a particular sub-account or group of sub-accounts is likely to be excessive. The Trust may provide and charge for sub-accounting services which it determines exceed those services which can be provided without charge; the availability and cost of such additional services will be determined in each case by negotiation between the Trust and the parties requesting the additional services. The Trust is not currently aware of any such services for which a charge will be imposed.

Crediting of Investments. In order to obtain the highest yields available within the limitations of its investment policies, the Trust has a policy of being as fully invested as reasonably practicable at all times (although a portfolio may retain uninvested cash if deemed appropriate; see "Supplemental Investment Policies"). Items submitted to the Trust for investment are accepted only when submitted in proper form. They are credited to shareholder accounts one or two business days following receipt. Normally items received prior to 1 p.m. Washington, DC time will be converted into shares at the net asset value determined at the end of the following business day. Items received after 1 p.m. Washington, DC time will be converted into shares of the Trust at the net asset value determined at the end of the second business day after receipt. Funds received by wire are normally converted into shares of the Trust at the net asset value next determined, provided the Trust is notified of the wire by 1 p.m., Washington, DC time. If the Trust is not notified by such time, the investment by wire will be converted into shares of the Trust at the net asset value determined at the end of the following business day.

After investments have been converted into shares in the Trust, they begin to accrue dividends immediately. The Trust reserves the right to delay credit for investments if it determines to do so for operational reasons or if local banking practice makes earlier crediting impractical; however, no such delay will affect the net asset value per share used to determine the number of shares purchased.

Checks drawn on foreign banks will not be considered received in federal funds until the Trust has actual receipt of payment in immediately available U.S. dollars after submission of the check for collection; collection of such checks through the international banking system may require 30 days or more.

The Trust reserves the right to reject any investment for any reason, and may at any time suspend all new investment in the Trust. The Trust may also, at its discretion or at the instance of the Advisor, decline to give recognition as an investment to funds wired for credit to State or National Portfolio accounts until such funds are actually received by the Trust. Under present federal regulatory guidelines, the Advisor may be responsible for any losses resulting from changes in the Trust's net asset values which are a result of failure to receive funds from an investor to whom recognition for investment was given in advance of receipt of payment.

If shares purchased are to be paid for by wire and the wire is not received or if shares are purchased by check which, after deposit, is returned unpaid or proves uncollectible, the share purchase may be canceled immediately or the purchased shares may be immediately redeemed. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses so incurred by the Trust, the Advisor or the Distributor. As a condition of the Trust's public offering, to which the investor will be deemed to have agreed by submitting an order for the purchase of the Trust's shares, the Distributor shall have the investor's power of attorney coupled with an interest. This power of attorney shall authorize the Distributor to redeem sufficient shares from any fund for which it acts as a principal underwriter or distributor, or to liquidate sufficient other assets held in any brokerage account of the investor with the Distributor, and to apply the proceeds thereof to the payment of any amounts due to the Trust from the investor arising from any such losses. Any such redemptions or liquidations will be limited to the amount of the actual loss incurred by the Trust at the time the share purchase is canceled and will be preceded by notice to the investor and an opportunity for the investor to make restitution of the amount of the loss. The Trust will retain any profits resulting from such cancellations or redemptions, and if the purchase payment was by a check actually received, will absorb any such losses unless they prove recoverable.

Share Redemptions

The value of shares redeemed to meet redemption requests will be determined according to the share net asset value calculated next after the request has been received in proper form. (See "Determination of Net Asset Value") Thus, any such request received in proper form prior to 1 p.m. (for the Money Market Portfolio) or 4 p.m. (for the National Portfolio and State Portfolios) Washington, DC time on any business day will reflect the net asset value calculated at that time; later redemption requests will be processed to reflect the share net asset value calculated on the next day the calculation is made. Net asset value is calculated each day the New York Stock Exchange is open for trading.

Net asset value determinations will apply as of the day the redemption order is submitted in proper form. A redemption request may not be deemed to be in proper form unless a signed account application has been properly submitted to the Trust by the investor or such an application is submitted with the redemption request. A shareholder draft check drawn against an account will not be considered in proper form unless sufficient collected funds (as described above) are available in the account on the day the check is presented for payment. The "day of redemption" for share redemptions refers to the day on which corresponding funds are paid out by the Trust, whether by wire transfer, exchange between accounts, official check prepared, or debit of the investor's account to cover shareholder checks presented for payment. Investors should be aware that it is possible, should the share net asset value of the National or any State Portfolio fall as a result of normal market value changes, or if the Trust does not succeed in avoiding realized or unrealized losses on its Money Market Portfolio (see "Determination of Net Asset Value"), that amounts available for redemption could be less than the amount originally invested. All redemptions will be effected by the redemption of the appropriate number of whole and fractional shares having a net asset value equal to the amount withdrawn. In cases where investors are paid immediately in cash for redemptions from National or any State Portfolio accounts not exceeding 80% of the most recent account value, the number of shares redeemed to cover the payment will nevertheless be determined according to the net asset value per share next determined after receipt of the redemption request.

The Trust will use its best efforts to handle redemptions within the times previously given. It may, however, for any reason postpone payment for shares in the Trust for any period up to seven days. The Trust's sole responsibility with regard to redemptions shall be to process, within the aforementioned time period, redemption requests in proper form. Neither the Trust, its affiliates, nor the Custodian can accept responsibility for any act or event which has the effect of delaying or preventing timely transfers of payment to or from shareholders. By law, payment for shares in the Trust may be suspended or delayed for more than seven days only during a period when the New York Stock Exchange is closed, other than customary weekend and holiday closings; when trading on such exchange is restricted as determined by the Securities and Exchange Commission; or during any period when the Securities and Exchange Commission has by order permitted such suspension.

Unless the shareholder's current address is on file with the Trust on the original account application or by subsequent written notice signed by all the authorized signers on the account, the Trust may require signed written instructions to process redemptions and account closings. In response to verbal requests, however, redemption proceeds may normally be mailed to the investor at the address shown on the Trust's records, provided an original signed application has been received. Payment of redemption proceeds may normally be wired in response to verbal requests by any party in accordance with preauthorized written wire instructions.

When an account is closed and dividends have been declared but not yet paid, the Trust reserves the right to pay the final dividends by check on the same day such dividends are paid to other shareholders.

Funds exchanged between investor accounts will earn dividends from the account being credited, beginning with the day the exchange is made. Same-day exchanges can only be made in circumstances that would permit same-day wire redemptions from the account being debited. All exchanges will be effected at the net asset value per share of the respective accounts next determined after the exchange request is received in proper form. If an exchange is to be made between investor accounts that are not held in the same name or do not have the same mailing address or signatories, the Trust may require any transfer between them to be made by making a redemption from one account and a corresponding investment in the other, using the same procedures that would apply to any other redemption or investment.

The Trust reserves the right, when it deems such action necessary to protect the interests of its shareholders, to refuse to honor redemption requests made by anyone whose identity has not been established to the satisfaction of the Trust, or made by anyone purporting to act with the authority of another person or on behalf of a corporation or other legal entity. Each such individual must provide a corporate resolution or other appropriate evidence of his or her authority or identity satisfactory to the Trust.

If, in the opinion of the Trustees, extraordinary conditions exist which make cash payments undesirable, payments for any shares redeemed may be made in whole or in part in securities and other property of the Trust. The Trust has elected, however, pursuant to rules of the Securities and Exchange Commission, to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of 1% of the aggregate net assets of the Trust or $250,000. Any property of the Trust distributed to shareholders will be valued at its net asset value. In disposing of any such property received from the Trust, an investor might incur commission costs or other transaction costs; there is no assurance that an investor attempting to dispose of any such property would actually receive the full net asset value for it. Except as described herein, however, the Trust intends to pay for all share redemptions in cash.

Declaration of Dividends

Substantially all of each portfolio's accumulated net income is declared as dividends each business day. Calculation of accumulated net income for each of the Trust's portfolios is made just prior to calculation of the portfolio's net asset value (see "Determination of Net Asset Value"). The amount of such net income reflects interest income (plus any original discount earned less premium amortized) and expenses accrued by the portfolio since the previously declared dividends.

Realized capital gains and losses and unrealized appreciation and depreciation are reflected as changes in net asset value per share of the Trust's portfolios. Premium on securities purchased is amortized daily as a charge against income. Original issue discount on municipal bonds is considered tax-exempt and an amortization of the remaining unearned portion of such discount will be included in the Trust's daily income.

Dividends are payable to shareholders of record at the time they are determined. Dividends are paid in the form of additional shares credited to the respective investor account at the end of each calendar month (or normally when the account is closed, if sooner), unless the shareholder makes a written election to receive dividends in cash.

Notice of payment of dividends will be mailed to each shareholder quarterly. For tax purposes each shareholder will also receive an annual summary of dividends paid by the Trust and the extent, if any, to which they constitute "exempt-interest dividends" (see "Additional Tax Matters"). Any investor purchasing shares in an account of the Trust as of a particular net asset value determination (at 1 p.m. or 4 p.m., Washington, DC time, as the case may be) on a given day will be considered a shareholder of record for the corresponding dividend declaration made that day; but an investor withdrawing as of such determination will not be considered a shareholder of record with respect to the shares withdrawn. A "business day" is any day the New York Stock Exchange is open for trading.

Net realized capital gains, if any, will be distributed to shareholders at least annually as capital gains dividends. Since the Money Market Portfolio does not hold securities having an effective maturity longer than one year, capital gains in this portfolio are unlikely; however, to the extent any capital gains are realized in this portfolio, they will be distributed to shareholders at least once a year.


Determination of Net Asset Value

The net asset value of each portfolio and of individual shares is calculated each day the New York Stock Exchange is open for trading. Net asset value is not calculated on New Year's Day, the observance of Washington's Birthday (President's Day), Good Friday, the observance of Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day, and on other days the New York Stock Exchange is closed for trading. The net asset value calculation for each of the Trust's portfolios is made as of a specific time of day, as described in the prospectus.

Net asset value per share of each portfolio is determined by adding the value of all its securities and other assets, subtracting its liabilities and dividing the result by the total number of outstanding shares that represent an interest in the portfolio. These calculations are performed by the Trust and for its account, pursuant to the Services Agreement (see "Administrative and Other Expenses"). The Trust does not charge a "sales load," and accordingly its shares are both offered and redeemed at net asset value. Securities for which current market quotations are readily available are valued at the mean between their bid and asked prices; securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. Securities having a remaining effective maturity of 60 days or less are valued at amortized cost, subject to the Trustees' determination that this method reflects their fair value. The Trustees may authorize reliance upon an independent pricing service for the determination of security values. The market for many municipal issues is not active and transactions in such issues may occur infrequently. Accordingly, the independent pricing service may price securities with reference to market transactions in comparable securities and to historical relationships among the prices of comparable securities; such prices may also reflect an allowance for the impact upon prices of the larger transactions typical of trading by institutions.

Shares in the State and National Portfolios are priced by rounding to the nearest one-tenth of one percent. Net asset value of these shares is expected to fluctuate daily, and the Trust will make no attempt to stabilize the value of any such portfolio shares.

To the extent reasonably practicable in light of current market conditions, the Trustees intend to assure that the Money Market Portfolio's net asset value per share will not deviate from $1.00. In accordance with this objective, the Trustees intend to price shares according to the "penny rounding" method, whereby the share price will be rounded to the nearest cent. This pricing method will be followed pursuant to an exemptive order of the Securities and Exchange Commission, which requires the Money Market Portfolio to limit its investments to dollar-denominated high grade instruments deemed to represent minimal credit risks (see "Quality Ratings"), to limit maturities to those appropriate to the objective of maintaining a stable share price, and in any event to the maturity restrictions provided in the Trust's investment policies (see "Investment Policies"), and to invest in a manner which the Trustees determine will, to the extent reasonably practicable taking into account current market conditions, assure that the portfolio's net asset value per share will not deviate from $1.00. The Trust reserves the right to use the "penny rounding" valuation method pursuant to any applicable rules adopted by the Securities and Exchange Commission, even if the terms of such rules differ from the terms of the Trust's exemptive order.

Despite these considerations, there can be no absolute assurance that the Money Market Portfolio will always maintain a $1.00 share price. The "penny rounding" pricing method, in fact, requires that if the net asset value per share deviates one-half percent or more from $1.00, the share price must be rounded upward or downward accordingly.


Additional Tax Matters

Federal Income Tax. Each portfolio of the Trust intends to continue to qualify for the special treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). If it so qualifies, each portfolio will not be subject to Federal income tax on the amounts distributed to shareholders. Furthermore, the Code permits regulated investment companies with at least 50 percent of the value of their assets invested in tax-exempt securities as of the close of each fiscal quarter to "flow through" to shareholders the tax-exempt character of the interest paid. The Trust intends to qualify under this provision so that dividends paid to shareholders will be treated as "exempt-interest dividends" in the same proportion as the Trust's annual net investment income is derived from tax-exempt sources. Thus, to the extent a portfolio's dividends are exempt-interest dividends, they may be treated by shareholders for Federal income tax purposes as if they were interest excluded from gross income. To qualify as exempt-interest dividends, distributions must be designated as such in a written notice mailed to shareholders within thirty days of the close of the Trust's taxable year.

Shareholders who fail to comply with the interest and dividends "backup" withholding provisions of the Code (by filing Form W-9 or its equivalent when required) or who have been determined by the Internal Revenue Service to have failed to properly report dividend or interest income, may be subject to a 31% withholding requirement on transactions with the Trust.

Under provisions of the Code, interest received on certain otherwise tax-exempt securities is subject to an alternative minimum tax ("AMT"). AMT will apply to interest received on "private activity" bonds issued after August 7, 1986 which are used to finance activities other than those generally performed by governmental units (for example, bonds issued to finance commercial enterprises or reduced interest rate home mortgage loans). Interest income received on such bonds will be a "tax preference item" which may make shareholders liable for payment of AMT. Deductions and preference items such as state and local taxes, excess depletion and excess intangible drilling costs (in addition to interest on AMT bonds) are among the items which are added to taxable income to determine whether AMT is due in place of ordinary income tax. Corporations which have accounts with the Trust may be subject to AMT based in part on certain differences between their taxable income adjusted for other tax preference items and their "adjusted current earnings." The Trust may purchase bonds on which the interest received may be subject to AMT.

Pursuant to the Omnibus Reconciliation Act of 1993, if a security is purchased by a portfolio at a "market discount", the amount of gain earned by the portfolio upon disposition of the security may be considered ordinary taxable income. Such income earned as a result of "market discount" will be distributed to shareholders and will not qualify as tax-exempt. For the Trust's fiscal year ended September 30, 1996, no portfolio experienced any recognizable gain due to "market discount."

The Code requires that each portfolio of the Trust distribute 100% of its net income and net capital gains annually in order to avoid all regular corporate tax. The Code also requires the distribution of at least 98% of net income and capital gains (determined as of October 31) before calendar year-end in order to avoid a 4% excise tax, but the excise tax will not apply to a portfolio's tax-exempt income. The Trust intends to distribute any taxable income to the extent such income is realized and avoid imposition of the excise tax. Shareholders will, however, be subject to federal income tax on any dividends paid out of taxable ordinary net income of a portfolio or out of long-term or short-term capital gains. Such dividends are taxable to shareholders whether distributed in cash or reinvested in additional shares. The Trust has reserved freedom to sell any securities held by it or which it has committed to purchase. Since profits realized from such sales are classified as capital gains, they would be subject to capital gains taxes, even if the securities sold are otherwise tax-exempt. For shareholders who receive exempt-interest dividends on shares held for less than six months, any loss on the sale or exchange of such shares will, to the extent of such dividends, be disallowed. Any such loss to the extent not disallowed by the preceding sentence will be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder.

State and Local Taxes. Exemption from federal income tax of dividends derived from municipal securities does not necessarily result in an exemption under the tax laws of any state or local taxing authority. Shareholders may be exempt from state and local taxes on dividends derived from municipal securities issued by entities located within their state of residence, but may be subject to state or local tax on dividends derived from other obligations. A breakdown of dividends by state is provided to shareholders on an annual basis for the National and Money Market Portfolios. Shareholders should consult their tax Advisors about the status of distributions from the Trust in their own tax jurisdictions.


Yield and Total Return Calculations

In order to provide a basis for comparisons of the Trust's portfolios with similar funds, with comparable market indexes, and with investments such as savings accounts, savings certificates, taxable and tax-free bonds, taxable money market funds and money market instruments, the Trust calculates yields for all of its portfolios and total returns for the National Portfolio and the State Portfolios.

Standardized Yield. For advertising purposes, the yields of each of the Trust's portfolios will be calculated according to standardized formulas prescribed by the Securities and Exchange
Commission.

The State and National Portfolios. The standardized yields of the State Portfolios and of the National Portfolio are calculated by adding one to the respective portfolio's total daily theoretical net income per share during a given 30-day period divided by the portfolio's maximum offering price per share on the last day of the period, raising the result to the sixth power, subtracting one, and multiplying the result by two. Such standardized yields may be calculated daily; weekly, as of each Friday; and monthly, as of the last business day of each month.

For purposes of such yield calculations, the daily theoretical gross income of each obligation in a portfolio is determined as 1/360 of the obligation's yield to maturity (or put or call date in certain cases), based upon its current value (defined as the obligation's closing market value that day, plus any accrued interest), multiplied by such current value. For tax-exempt securities having a current value discount which exceeds any unamortized original issue discount, such securities are valued at the unamortized original issue discount, or if there is none, at par. A portfolio's daily theoretical gross income is the sum of the daily theoretical gross income amounts computed for each of the obligations in the portfolio. A portfolio's total daily theoretical net income per share during a given 30-day period is the portfolio's daily theoretical gross income, less daily expenses accrued (as reduced by any expenses waived or reimbursed by the Advisor), totalled for each day in the period and divided by the average number of shares outstanding during the period.

Money Market Portfolio. The standardized yield of the Money
Market Portfolio is calculated by dividing the net income
(including the benefit of any expenses waived or reimbursed by the Advisor) earned on one share during a given seven-day period, exclusive of any capital changes, by the initial value of that share (normally $1.00), and expressing the result (called the "base period return") as an annualized percentage. The base period return is annualized by multiplying it by 365 and dividing the product by seven.

The Money Market Portfolio's "effective yield" is calculated in a similar manner, except that the net income earned during a seven-day period is assumed to be reinvested at the same rate over a full year, thereby generating additional earnings from compounding interest. The effective yield is computed by adding one to the base period return, raising the result to the power equal to 365 divided by seven, and subtracting one from the result, which is then expressed as a percentage.

Taxable Equivalent Yield. The Trust may also compute taxable equivalent yields for each of its portfolios. The taxable equivalent yield of a portfolio is equal to the portion of its yield representing tax-exempt income, divided by one minus a stated income tax rate (expressed as a fraction), plus any portion of the portfolio's yield which is not tax-exempt.

Total Return. For the State Portfolios and National Portfolio, average annual total return is calculated by finding the compounded annual rate of return over a given period that would be required to equate an assumed initial investment in the portfolio to the ending redeemable value the investment would have had at the end of the period, taking into account the effect of the changes in the portfolio's share price during the period and any recurring fees charged to shareholder accounts, and assuming the reinvestment of all dividends and other distributions at the applicable share price when they were paid. Non-annualized aggregate total returns may also be calculated by computing the simple percentage change in value that equates an assumed initial investment in the portfolio with its redeemable value at the end of a given period, determined in the same manner as for average annual total return calculations.

Representative Yield and Total Return Quotations. As of September 30, 1996, the standardized 30-day yield of the Arizona Portfolio was 4.27% per annum and the corresponding taxable equivalent yield as of such date was 7.07%. The taxable equivalent yield is based on the combined highest Arizona and 36% federal income tax rate of 39.58% for the Arizona Portfolio (determined after giving effect to the deductibility of Arizona income tax payments for federal tax purposes). For the year ended September 30, 1996, the average annual total return of the Arizona Portfolio was 4.85%. For the five years ended September 30, 1996, the average annual total return of the Arizona Portfolio was 5.77% and the aggregate total return was 32.37%. For the period from October 13, 1989 (commencement date of public offering) through September 30, 1996, the average annual total return of the Arizona Portfolio was 6.15% and its aggregate total return was 51.53%. The average annual total return since inception would have been 5.65% for the Arizona Portfolio, and the aggregate total return would have been 46.64% had the Advisor not waived a portion of its management fee or paid certain expenses during this period.

As of September 30, 1996, the standardized 30-day yield of the Maryland Portfolio was 4.33% per annum and the corresponding taxable equivalent yield as of such date was 7.36%. The taxable equivalent yield is based on the combined highest Maryland, highest county and 36% federal income tax of 41.12% (determined after giving effect to the deductibility of local income tax payments for federal tax purposes). For the year ended
September 30, 1996, the average annual total return of the Maryland Portfolio was 3.96%. For the period from February 10, 1993 (inception) through September 30, 1996, the average annual total return of the Maryland Portfolio was 3.68%, and its aggregate total return was 14.03%. Had the Advisor not waived a portion of its management fees or paid certain expenses, the 30-day yield as of September 30, 1996 would have been 4.06%; for the year ended September 30, 1996, the average annual total return would have been 3.37%; for the period from February 10, 1993 (inception) through September 30, 1996, the average annual total return and aggregate total return would have been 3.05% and 11.54%, respectively.

As of September 30, 1996, the standardized 30-day yield of the Missouri Portfolio was 4.17% per annum and the corresponding taxable equivalent yield as of such date was 6.93%. The taxable equivalent yield is based on the combined highest Missouri and 36% federal income tax rate of 39.84% for the Missouri Portfolio (determined after giving effect to the deductibility of Missouri income tax payments for federal tax purposes). For the year ended September 30, 1996, the average annual total return of the Missouri Portfolio was 5.24%. For the five years ended September 30, 1996, the average annual total return of the Missouri Portfolio was 5.68%, and the aggregate total return was 31.81%. For the period from October 12, 1989 (commencement date of public offering) through September 30, 1996, the average annual total return of the Missouri Portfolio was 6.00% and its aggregate total return was 50.07%. The average annual total return since inception would have been 5.51% for the Missouri Portfolio, and the aggregate total return would have been 45.28% had the Advisor not waived a portion of its management fee or paid certain expenses during this period.

As of September 30, 1996, the standardized 30-day yield of the Virginia Portfolio was 4.52% per annum and the corresponding taxable equivalent yield as of such date was 7.49%. The taxable equivalent yield is based on the combined highest Virginia and 36% federal income tax rate of 39.68% for the Virginia Portfolio (determined after giving effect to the deductibility of Virginia income tax payments for federal tax purposes). For the year ended September 30, 1996, the average annual total return of the Virginia Portfolio was 5.50%. For the five years ended September 30, 1996 the average annual total return of the Virginia Portfolio was 6.03% and the aggregate total return was 34.00%. For the period from October 13, 1987 (commencement date of public offering), through September 30, 1996, the average annual total return of the Virginia Portfolio was 7.70% and its aggregate total return was 94.42%. The average annual total return since inception would have been 7.62% for the Virginia Portfolio, and the aggregate total return would have been 93.18% had the Advisor not waived a portion of its management fee or paid certain expenses.

As of September 30, 1996, the standardized 30-day yield of the National Portfolio was 4.49% per annum and the corresponding taxable equivalent yield as of such date was 7.01%. The taxable equivalent yield is based on the federal income tax rate of 36% for the National Portfolio. For the year ended September 30, 1996, the average annual total return of the National
Portfolio was 5.17%. For the five years ended September 30, 1996, the average annual total return of the National Portfolio was 5.90% and its aggregate total return was 33.18%. For the ten years ended September 30, 1996, the average annual total return of the National Portfolio was 6.10% and its aggregate total return was 80.76%. For the period from November 16, 1982 (inception), through September 30, 1996, the average annual total return was 8.26% and the aggregate total return was 197.82%

As of September 30, 1996, the standardized 7-day yield of the Money Market Portfolio was 2.87%, amounting to an effective annual yield of 2.91% per annum. The corresponding taxable equivalent yield as of such date was 4.49%. The taxable equivalent yield is based on the federal income tax rate of 36% for the Money Market Portfolio.

Performance Comparisons. From time to time, in advertisements or in reports to shareholders and others, the Trust may compare the performance of its portfolios to that of recognized market indexes or may cite the ranking or performance of its portfolios as reported in recognized national periodicals, financial newsletters, reference publications, radio and television news broadcasts, or by independent performance measurement firms. Market indexes which may be used include those compiled by major securities firms, such as Salomon Brothers, Shearson Lehman Hutton, the First Boston Corporation, and Merrill Lynch; other indexes compiled by securities rating or valuation services, such as Ryan Financial Corporation and Standard and Poor's Corporation, may also be used. The national financial periodicals which report market averages and indexes, performance information, and/or rankings may include: the Wall Street Journal, Investors Business Daily, the New York Times, the Washington Post, Barron's, Financial World Magazine, Forbes Magazine, Money Magazine, Personal Investor Magazine, Sylvia Porter's Money Management Magazine, and the Bank Rate Monitor. Independent performance measurement firms include Lipper Analytical Services, Inc., Frank Russel Company, SCI, CDA Investment Technologies, and Morningstar, Inc.

In addition, a variety of newsletters and reference publications provide information on the performance of mutual funds, such as the Donoghue's Money Fund Report, No-Load Fund Investor, Wiesenberger Investment Companies Service, the Mutual Fund Source Book, the Mutual Fund Director, the Switch Fund Advisory, Mutual Fund Investing, the Mutual Fund Observer, and the Bond Fund Survey. Financial news is broadcast by the Financial News Network, Cable News Network, Public Broadcasting System, and major television networks, as well as by numerous independent radio and television stations.

In advertisements and elsewhere the Trust may cite the ranking of any of its portfolios, as determined by Lipper Analytical Services, Inc. ("Lipper") for any period, in comparison to all mutual funds, or in comparison to a specific category of mutual funds in which the portfolio is ranked by Lipper among funds having similar investment objectives. As of the date of this Statement of Additional Information, the Virginia Portfolio is ranked by Lipper in the category of "Virginia Municipal Debt Funds," the Arizona Portfolio is ranked in the Lipper category of "Arizona Municipal Debt Funds", the Maryland Portfolio is ranked in the Lipper category of "Maryland Municipal Debt Funds," and the Missouri Portfolio is ranked in the Lipper category of "Missouri Municipal Debt Funds." Similarly, the Money Market Portfolio is ranked by Lipper in the category of "Tax-Exempt Money Market Funds," and the National Portfolio is ranked by Lipper in the category of "General Municipal Debt Funds." In the event Lipper changes the category in which a portfolio is ranked, then the revised category will be used by the Trust when rankings are cited.

The Trust may also disclose the contents of each of its portfolios as frequently as daily in advertisements and elsewhere.

Average Maturities. The Trust also calculates average maturity for each portfolio. The "average maturity" of a portfolio on any day is determined by multiplying the number of days remaining to the effective maturity (see "Supplemental Investment Policies") of each investment in the portfolio by the value of that investment, summing the results and dividing the total by the aggregate value of the portfolio that day (determined as of 1 p.m. or 4 p.m., as the case may be). Thus, the average maturity represents a dollar-weighted average of the effective maturities of the portfolio investments. The "mean average maturity" of a portfolio over some period, such as seven days, a month or a year, represents the arithmetic mean (i.e., simple average) of the daily average maturity figures for the portfolio during the period.

The yield of none of the portfolios is fixed. In fact, since yields fluctuate daily, annualized rates of return should not be considered representative of what an investment may earn in the future. Since the average maturities of the National and the State Portfolios are expected to be longer than the average maturity of the Money Market Portfolio, the actual monthly dividend income from an investment in the National or in any State Portfolio is expected to change more slowly over time than the monthly dividend income from a comparable Money Market account.

For all portfolios, actual dividends will tend to reflect changes in money market and bond interest rates, and will also depend upon the level of the Trust's expenses, any realized or unrealized investment gains and losses, and the relative results of the Trust's investment policies. Thus, future yields may be higher or lower than past yields, and there is no assurance that any historical yield level will continue.


Custodians and Special Custodians

Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is Custodian for the cash and securities of the Trust. The Custodian maintains custody of the Trust's cash and securities, handles its securities settlements and performs transaction processing for cash receipts and disbursements in connection with the purchase and sale of the Trust's shares.

From time to time, the Trust may appoint a special custodian from among certain banks, trust companies, and firms which are members of the New York Stock Exchange and trade for their own accounts in the types of securities purchased by the Trust. Such special custodians will be used by the Trust only for the purpose of providing custody and safekeeping services of relatively short duration for designated types of securities which, in the opinion of the Trustees or the Advisor, would most suitably be held by such a special custodian rather than the Custodian. In the event a special custodian is used, it shall serve only in accordance with a written agreement meeting the requirements of the Securities and Exchange Commission, approved and reviewed at least annually by the Trustees. If the special custodian is a securities dealer, it must deliver to the Custodian its receipt for the safekeeping of each lot of securities prior to payment by the Trust for such securities.

The Trust may also maintain deposit accounts for the handling of cash balances of relatively short duration with various banks, as the Trustees or officers of the Trust deem appropriate, to the extent permitted by the Investment Company Act of 1940.


Legal Matters & Independent Auditors

Sullivan & Worcester LLP, 1025 Connecticut Avenue, NW,
Washington, DC, 20036, serves as legal counsel to the Trust.

Ernst & Young LLP, 1225 Connecticut Avenue, NW, Washington, DC
20036 serves as independent auditors to the Trust.

From time to time the Trust may be or become involved in litigation in the ordinary conduct of its business. If there are any material items of litigation having consequences of possible or unspecified damages, they would be disclosed in the notes to the Trust's financial statements.


Additional Information

The Trust issues semi-annual and annual reports to its shareholders and may issue other reports, such as quarterly reports, as it deems appropriate. Annual reports are audited by the Trust's independent auditors.

Statements contained in this Statement of Additional Information and in the prospectus as to the content of contracts and other documents are not necessarily complete. Investors should refer to the documents themselves for definitive information as to their detailed provisions. The Trust will supply copies of its Declaration of Trust and Bylaws to interested persons upon request.

The Trust and shares in the Trust have been registered with the Securities and Exchange Commission in Washington, DC, by the filing of a Registration Statement. The Registration Statement contains certain information not included in the prospectus or in this Statement of Additional Information, and is available for public inspection and copying at the offices of the Commission.


Financial Statements and Report of Independent Auditors

Audited Financial Statements for the Trust, together with the Report of Independent Auditors thereon, appear in the Trust's
Annual Report to Shareholders for the year ended September 30, 1996 and are incorporated herein by reference. The Trust's audited financial statements together with the Reports of the Independent Auditors therein appear in the Trust's Annual Reports to Shareholders for the years ended September 30, 1992, 1993, 1994 and 1995 and were previously incorporated by reference in the Trust's registration statement. The Trust's audited financial statements for the National and Money Market Portfolios for the fiscal years ended September 30, 1986, 1987, 1988, 1989, 1990 and 1991 have also been audited by Ernst & Young LLP and were previously incorporated by reference in the Trust's Registration Statement.
The audited financial statements for the State Portfolios from inception to September 30, 1991 have also been audited by Ernst & Young LLP and have been previously incorporated by reference in the Trust's Registration Statement.

Excluded from such incorporation by reference are the Trust's letters to shareholders appearing in each Semi-Annual Report. Such Reports to Shareholders have been filed with the Securities and Exchange Commission and the most current report is furnished to investors with this Statement of Additional Information. Additional copies of such Reports are available upon request at no charge by writing or calling the Trust at the address and telephone number shown on the cover page above.


Appendix - Quality Ratings

Any investment made by the Trust will have a "quality rating" determined principally by ratings assigned by recognized credit rating agencies, or otherwise according to comparable standards applied by the Advisor when there is no published rating or when published ratings differ or are considered obsolete. Quality ratings will normally be determined by referring to the ratings assigned by the two major private organizations which rate municipal securities: Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P"). In cases where both Moody's and S&P rate an issue, it will be graded according to whichever assigned rating the Advisor deems appropriate; in cases where neither organization rates an issue, it will be graded by the Advisor following standards which, in its judgment, are comparable to those followed by Moody's and S&P. For the Money Market Portfolio, in cases where neither organization rates an issue, it will be graded according to procedures established by the Trust's Board of Trustees. Moody's has separate rating schemes for municipal bonds and municipal notes; S&P rates only municipal bonds. Both services also rate commercial paper, some of which may be tax-exempt.

Municipal Bonds. For municipal bonds, Moody's uses ratings Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C; S&P uses ratings AAA, AA, A, BBB, BB, B, CCC, CC and C. Municipal bonds rated Aaa or AAA are judged to be of the best quality; interest and principal are secure and prices respond only to market rate fluctuations. Bonds rated Aa or AA are also judged to be of high quality, but margins of protection for interest and principal may not be quite as good as for the highest rated securities.

Municipal bonds rated A are considered upper medium grade by each organization. Protection for interest and principal is deemed adequate but susceptible to future impairment, and market prices of such obligations, while moving primarily with market rate fluctuations, also may respond to economic conditions and issuer credit factors.

Bonds rated Baa or BBB are considered medium grade obligations. Protection for interest and principal is adequate over the short term, but these bonds may have speculative characteristics over the long term and therefore may be more susceptible to changing economic conditions and issuer credit factors than they are to market rate fluctuations.

Municipal bonds rated Ba or BB are considered to have immediate speculative elements and their future can not be considered well assured; protection of interest and principal may be only moderate and not secure over the long term; the position of these bonds is characterized as uncertain. Bonds rated B or lower are generally deemed to lack desirable investment characteristics; there may be only small assurance of payment of interest and principal or adherence to the original terms of issue over any long period. The Trust does not invest in issues rated Caa or CCC and below or equivalent unrated issues. Obligations rated Baa or above by Moody's or rated BBB or above by S&P are considered "investment grade" securities, whereas lower rated obligations are considered "speculative grade" securities.

Municipal Notes. Moody's rates shorter term municipal issues with "Moody's Investment Grade" or "MIG" designations, MIG-1, MIG-2 and MIG-3; it assigns separate "VMIG" ratings, VMIG-1, VMIG-2 and VMIG-3, to variable rate demand obligations for which the issuer or a third-party financial institution guarantees to repurchase the obligation upon demand from the holder. MIG-1 and VMIG-1 notes are of the best quality, enjoying strong protection from established cash flows for debt service or well established and broadly based access to the market for refinancing. MIG-2 and VMIG-2 notes are of high quality, with ample margins of protection, but not as well protected as the highest rated issues. MIG-3 and VMIG-3 notes are of favorable quality, having all major elements of security, but lacking the undeniable strength of the higher rated issues and having less certain access to the market for refinancing. Moody's also assign the "S.G." rating for speculative grade short-term debt instruments when the credit quality of the issue depends upon a guarantee from a third-party financial institution.

S&P assigns the ratings, SP-1, SP-2, and SP-3, to shorter term municipal issues, which are comparable to Moody's MIG-1, MIG-2 and MIG-3 ratings, respectively.

Commercial Paper. Commercial paper, only some of which may be tax-exempt, is rated by Moody's with "Prime" or "P" designations, as P-1, P-2 or P-3, all of which are considered investment grades. In assigning its rating, Moody's considers a number of credit characteristics of the issuer, including: (1) industry position; (2) rates of return; (3) capital structure; (4) access to financial markets; and (5) backing by affiliated companies. P-1 issuers have superior repayment capacity and credit characteristics; P-2 issuers have strong repayment capacity but more variable credit characteristics; P-3 issuers have acceptable repayment capacity, but highly variable credit characteristics and may be highly leveraged.

S&P rates commercial paper as A-1, A-2 or A-3. To receive a rating from S&P the issuer must have adequate liquidity to meet cash requirements, long-term senior debt rated A or better (except for occasional situations in which a BBB rating is permitted), and at least two additional channels of borrowing. The issuer's basic earnings and cash flow must have an upward trend (except for unusual circumstances), and typically, the issuer's has a strong position in a well-established industry. S&P assigns the individual ratings A-1, A-2 and A-3 based on its assessment of the issuer's relative strengths and weakness within the group of ratable companies.

Part C
February 1, 1997
GIT Tax-Free Trust
Cross Reference Sheet
Pursuant To Rule 495(a)

24(a) Financial Statements

Included in Part A:  Financial Highlights

Included in Part B: Filed with the Securities and Exchange Commission pursuant to Section 30 of the Investment Company Act of 1940 on December 5, 1996, and incorporated herein by reference is the Trust's Annual Report to Shareholders for the fiscal year ended September 30, 1996.

Included in such Annual Report to Shareholders are: Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Portfolio of Investments, Notes to Financial Statements and Report of Ernst & Young LLP, Independent Auditors.

24(b) Exhibits

Exhibit No.    Description of Exhibit

      1        Declaration of Trust*
      2        By-Laws*
      3        Not Applicable
      4        Not Applicable
      5        Investment Advisory Agreement*
      6        Distribution Agreement*
      7        Not Applicable
      8        Custodian Agreement with Fee Schedule*
      9        Services Agreement*
     10        Consent of Counsel*
     11        Consent of Independent Auditors (Filed Herewith)
     12        Not Applicable
     13        Not Applicable
     14        Not Applicable
     15        Not Applicable
     16        Computation of Performance Data (Filed Herewith)
     17        Financial Data Schedules (Filed Herewith)
     18        Not Applicable

* Previously filed by GIT Tax-Free Trust.

25.	Persons Controlled by or Under Common Control with Registrant.

None

26.	Number of Holders of Securities.

The number of holders of record of securities of the Registrant as of December 23, 1996 is as follows:

Title of Class              Number of Holders of Record

Shares of Beneficial Interest           2,904

27.	Indemnification

The Advisor maintains a Directors and Officers Errors and Omissions Policy which covers the officers and Trustees of the Registrant as well as the officers and directors of the Advisor and its affiliates. Such policy does not protect against any liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to any provision in the Trust or its By-Laws, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Regisrant in the successful defense of any action, suit or proceeding) is asseted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opionion of its counsel the matter has been selled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.)

28. Business and Other Connections of Investment Advisor effective December 31, 1996.

     Name           Position with     Other Business
                       Advisor

Frank E. Burgess    Director       President and Director of
                                   Madison Investment Advisors,
                                   Inc., 6411 Mineral Point
                                   Road, Madison, WI  53705

Katherine L. Frank  President      Vice President of Madison
                                   Investment Advisors, Inc.
                                   6411 Mineral Point
                                   Road, Madison, WI  53705

Charles J. Tennes   Vice President Principal of GIT Investment
                                   Services, Inc. of the same
                                   address as the Trust.


Jay R. Sekelsky     Vice President Vice President of Madison
                                   Investment Advisors, Inc.
                                   6411 Mineral Point
                                   Road, Madison, WI  53705

Chris Berberet      Vice President Vice President of Madison
                                   Investment Advisors, Inc.
                                   6411 Mineral Point
                                   Road, Madison, WI  53705

W. Richard Mason    Secretary      Secretary of Presidential
                                   Savings Bank, FSB and
                                   Presidential Service
                                   Corporation, 4600 East-West
                                   Highway, Bethesda, MD
                                   20814; Secretary of GIT
                                   Investment Services, Inc.
                                   of the same
                                   address as the Trust.

Julia M. Nelson    Vice President  Principal of GIT
                                   Investment Services, Inc.,
                                   of the same address as the
                                   Trust

29.	Principal Underwriters

(a) GIT Investment Services, Inc., the principal underwriter of the Trust, also acts as principal underwriter to Government
Investors Trust, GIT Equity Trust and GIT Income Trust.

(b)

Name and Principal  Position and Offices  Position and Offices
Business Address    with Underwriters     with Registrant

A. Bruce Cleveland  Chairman, President   None
1655 Ft. Myer Dr.
Arlington, VA 22209

W. Richard Mason    Secretary             Secretary
1655 Ft. Myer Dr.
Arlington, VA 22209

Charles J. Tennes   Principal             Vice President
1655 Ft. Myer Dr.
Arlington, VA 22209

Peggy L. Hicks      Treasurer             None
8381 Old Court House
Vienna, VA 22182

(c)  Not Applicable

30.  Location of Accounts and Records

The books, records and accounts of the Registrant will be maintained at 1655 Ft. Myer Drive, Arlington, VA 22209, at which address are located the offices of the Registrant and of Bankers Finance Advisors, LLC.
Additional records and documents relating to the affairs of the Registrant are maintained by the Star Bank, N.A. of Cincinnati, OH, the Registrant's Custodian, at the Custodian's offices located at 425 Walnut Street, Cincinnati, OH 45202. Pursuant to the Custodian Agreement (see Article IX, Section 12), such materials will remain the property of the Registrant and will be available for inspection by the Registrant's officers and other duly authorized persons. Certain records regarding portfolio analysis and portfolio trade confirmation statements are available at the offices of Madison
Investment Advisors, Inc., 6411 Mineral Point Road,
Madison, Wisconsin 53701

31.  Management Services

Discussed in Parts A and B.

32.  Undertakings

(a)  Not applicable

(b)  Not applicable

(c) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon such person's request and without charge.

Computation of Performance Data

                       Arizona       Maryland      Missouri      Virginia      National

30-Day Yield

Income                 41,054.82     9,473.83      50,310.24     156,168.01    133,330.45
Expenses                9,071.23     2,101.52      11,164.56      31,475.38     24,906.73
Avg Daily Shares O/S   893,364.627   212,151.816   1,111,643.649 2,983,747.572 2,843,812.915
Max Offering Price         10.15         9.71          10.22          11.21          10.29

30-Day Yield               4.27%        4.33%          4.17%          4.52%          4.49%

Federal Tax Rate             36%          36%            36%            36%            36%
State Tax Rate             5.60%        8.00%          6.00%          5.75%
Combined Tax Rate         39.58%       41.12%         39.84%         39.68%         36.00%

30-Day Tax Equiv Yield     7.07%        7.36%          6.93%          7.49%          7.01%

Total Return

9/30/96 Factor         1,515.345    1,140.268      1,500.654      1,944.212      2,978.157
9/30/95 Factor         1,445.239    1,096.781      1,425.895      1,842.800      2,831.704
9/30/91 Factor         1,144.744    1,138.527      1,450.885      2,236.107
9/30/86 Factor                                                                   1,647.577
Inception Factor       1,000.000    1,000.000      1,000.000      1,000.000      1,000.000
Days Since Inception        2544         1328           2545           3275           5021

Aggregate Returns
One-Year Return            4.85%        3.96%          5.24%          5.50%          5.17%
Five-Year Return          32.37%                      31.81%         34.00%         33.18%
Ten-Year Return                                                                     80.76%
Since Inception           51.53%       14.03%         50.07%         94.42%        197.82%

Annualized Returns
Five-Year Return           5.77%                       5.68%          6.03%          5.90%
Ten-Year Return                                                                      6.10%
Since Inception            6.15%        3.68%          6.00%          7.70%          8.26%

What if no waiver of fee

30-Day Yield (what if)
Income                               9,473.83
Expenses plus waived fees            2,564.81
Avg Daily Shares O/S                212,151.816
Max Offering Price                       9.71

30-Day Yield                            4.06%
Federal Tax Rate                          36%
State Tax Rate                          8.00%
Combined Tax Rate                      41.12%

30-Day Tax Equiv Yield                  6.89%

Total Return (what if)

9/30/96 Factor         1,466.428    1,115.400     1,452.773       1,931.781
9/30/95 Factor                      1,079.058
One-Year Return                         3.37%
Since Inception           46.64%       11.54%        45.28%          93.18%
Since Inception (annualized)5.65%       3.05%         5.51%           7.62%

Money Market
Seven-Day Yield

Cumulative Income           4,099.21
Cumulative Net Assets   52,124,916.72

Seven-Day Yield  2.87%
Effective Annual Yield  2.91%

Federal Tax Rate  36%

Taxable Equivalent Yield  4.49%

                           Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the County of Arlington, Commonwealth of Virginia, on the 24 day of January, 1997.

                              GIT Tax-Free Trust



                          By: (signature)
                              Katherine L. Frank
                              President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


**,                      Trustee, Vice President     (Date)
Frank E. Burgess          and Treasurer

**,                      Trustee
James Imhoff                                         (Date)


**,                           Trustee
Thomas S. Kleppe                                     (Date)


**,                           Trustee
Lorence Wheeler                                      (Date)


(Signature),                **Attorney-In-	        1/24/97
John Dudley, Esquire          Fact